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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                           Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through November 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------











                  Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
                  Annual Report | November 30, 2008
--------------------------------------------------------------------------------





                  Ticker Symbols:
                  Class A   ORILX
                  Class B   ORLBX
                  Class C   ORLCX
                  Class R   ORLRX
                  Class Y   PORYX


                  [LOGO]PIONEER
                        Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         23

Notes to Financial Statements                                                32

Report of Independent Registered Public Accounting Firm                      40

Approval of Investment Sub-Advisory Agreement                                41

Trustees, Officers and Service Providers                                     44


        Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     3

Portfolio Management Discussion | 11/30/08

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the 12 months ended November 30, 2008.

Q How did the poor performance of the U.S. stock market affect the Fund's performance during the fiscal year ended November 30, 2008?

A The Fund produced a negative absolute return during the annual reporting period, reflecting the fact that the U.S. markets endured one of their worst-ever year. The leading cause of the downturn was the ongoing fallout from the housing crisis, which led to a freezing of the credit markets and the failure of numerous financial institutions. The resulting pressure on global economic growth severely depressed the corporate earnings outlook for 2008 and 2009, making it increasingly difficult for investors to assess the valuations of individual stocks. With this as the backdrop, the Russell 1000 Growth Index (the Russell Index) returned -39.75% over the 12 months ended November 30th. The bulk of the damage occurred in the final three months of the period, during which the Russell Index declined by nearly 33% amid the intensification of the financial crisis. Financial stocks and those with a higher degree of economic sensitivity generally underperformed, while defensive stocks with more reliable earnings held up well on a relative basis.

   In this environment, Class A shares of the Pioneer Oak Ridge Large Cap Growth Fund returned -38.86% at net asset value over the 12 months ended November 30, 2008, while the Russell Index, as noted above, returned -39.75%, and the broad-market Standard and Poor's 500 Index returned -38.08%. Over the same 12-month period, the average return of the 795 funds in Lipper's Large Cap Growth Funds category was -41.74%.

   We recognize that the past year has been difficult for investors due to the Fund's poor absolute return. Still, we are encouraged by the fact that the Fund's relative performance improved in the second half of the year, thereby allowing it to outpace its peers for the full 1-year period. Our goal has been to preserve capital to the greatest extent possible by focusing on higher-quality companies with attractive valuations and good earnings visibility. The approach proved to be a distinct positive when the deterioration in the broader market environment accelerated during the period from September to November, 2008.


4    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Q What sectors or holdings were most impactful on the Fund's performance relative to its peers over the 12-month period?

A The Fund generated its best relative performance in the financial sector; a potential minefield given that many large-cap financials went bankrupt during the period. While the Fund's holdings in financials produced a negative absolute return, they outperformed the financial stocks in the Russell Index by about 13 percentage points. The primary reason for the positive divergence was our avoidance of stocks with exposure to the mortgage and credit crises in favor of those with more reliable earnings. The approach led us to invest in Aflac, which generates the bulk of its revenues from its health insurance business in Japan; and the broker Charles Schwab, which has gained market share in a difficult period -- an indication of a true industry leader. We believe the Fund's outperformance in financials helps illustrate the importance of a focus on higher-quality growth companies, particularly at times when the broader market is underperforming.

   The energy sector also was a source of relative strength for the Fund. Our portfolio of energy companies included the exploration companies XTO Energy, Southwestern Energy, and Petrohawk Energy, and the services companies Schlumberger and Transocean. While these holdings lost ground in the aggregate -- a reflection of the poor performance of energy stocks in general -- their collective strength in comparison to the broader energy group was a positive for the Fund's relative performance. We believe all five companies have fundamentals that are strong enough to help them withstand the recent steep drop in oil prices.

   The basic materials sector was also an area of outperformance for the Fund. We typically hold an underweight position in the sector, where the high percentage of cyclical companies means that most stocks do not fit our strict requirements for earnings visibility. During 2007 and the first half of 2008, when materials stocks were surging, the underweight was a drag on the Fund's performance. Since reaching a peak in June 2008, however, the materials sector has plummeted on fears of slower economic growth. The result has been a boost to the Fund's relative performance and a validation of our view that investing in deeply cyclical stocks is not consistent with a growth strategy that emphasizes quality. We have, however, begun to find some opportunities in less cyclical materials companies. Recent additions to the Fund's portfolio include Praxair, which sells industrial gases, and Monsanto, which specializes in the production of bio-engineered seeds.

   Finally, the Fund generated slight outperformance in health care. Here, our positions in the biotechnology stocks Genentech, Gilead Sciences and Celgene held up much better than the broader market due to their more stable earnings and insulation from macroeconomic trends. A position in


        Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     5

   Abbott Labs and our general avoidance of traditional pharmaceutical stocks also aided the Fund's performance.

Q  What positions underperformed during the 12-month period ended November 30th?


A The Fund's worst relative performance occurred in the consumer staples sector, which outperformed the broader market amid investors' search for safe havens. The Fund was unable to fully participate in the outperformance given that its average weighting of 5.4% in consumer staples was well below the sector's 11.8% weighting in the Russell Index. The reason for the underweight is that many consumer staples stocks looked expensive to us coming into the period. Coca-Cola, for instance, was trading at about 19 times earnings, with earnings growth of just 8% to 10%. During the unusual environment of the past year, however, investors' need for safety seemed to trump valuation, causing the Fund's underweight in consumer staples to hurt relative performance.

   Companies in the Consumer discretionary sector saw their stock prices decline by nearly 44% on fears that consumers will curtail their spending to cope with declining wealth and slowing economic growth. These concerns weighed on the Fund's position in Target, which returned -43%, even though it is, in our view, one of the best-run companies in the retail segment. Two specialty retailers also performed poorly for the Fund: Best Buy, which was hurt by plummeting sales for electronics; and Abercrombie & Fitch, the youth retailer whose higher average price point weighed on sales. Fortunately, we sold the position in Abercrombie before the worst of its downturn occurred late in the period. On the plus side, Staples, the office supply chain, outperformed due largely to its rising market share.

   The Fund's positioning in technology also weighed on performance during the 12-month period. In terms of allocation, we were helped by holding an underweight position in the sector, which was hit particularly hard by concerns about the economy. Unfortunately, we underestimated the impact of slower growth on many of the stocks we did hold in the portfolio. Among these were Apple, Google, Cisco Systems, and the graphics chip maker Nvidia.

Q  What is your outlook for the U.S. equity market?

A We continue to hold a cautious view on the outlook for the broader market. The ultimate length of the downturn is unknowable, and the potential is high that economic growth, when it finally returns to positive territory, will be on the low end of the historical range. Having said this, we are finding a growing number of compelling opportunities among individual companies. The extreme nature of this bear market, along with the "forced selling" that


6    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08
   it has brought about, has meant that the stocks of higher-quality companies have sold off alongside their lower-quality counterparts. We believe this indicates that even if the broader market does not make much headway in the year ahead, there will still be numerous individual companies that may perform extremely well. Our goal is to find some of them and include them in the Fund's portfolio. We encourage shareholders to remain focused on the long term, and on the potential benefits of investing in higher-quality growth companies, even if the market remains volatile in the months ahead.

Please refer to the Schedule of Investments on pages 17-22 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


        Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     7

Portfolio Summary | 11/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                        73.8%
Temporary Cash Investments                                                24.7%
Depositary Receipts for International Stocks                               1.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                    26.8%
Health Care                                                               23.1%
Energy                                                                    10.7%
Industrials                                                               10.6%
Financials                                                                 9.9%
Consumer Staples                                                           7.4%
Consumer Discretionary                                                     7.1%
Materials                                                                  4.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


 1.    Procter & Gamble Co.                                                4.28%
 2.    Qualcomm, Inc.                                                      3.73
 3.    XTO Energy, Inc.                                                    3.69
 4.    Abbott Laboratories                                                 3.48
 5.    Aflac, Inc.                                                         3.25
 6.    Cisco Systems, Inc.                                                 3.20
 7.    Raytheon Co.                                                        3.17
 8.    PepsiCo, Inc.                                                       3.17
 9.    Google, Inc.                                                        2.84
10.    Genentech, Inc.                                                     2.81

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class        11/30/08           11/30/07
       A            $ 8.40            $ 13.80
-------------------------------------------------
       B            $ 8.03            $ 13.31
-------------------------------------------------
       C            $ 8.08            $ 13.38
-------------------------------------------------
       R            $ 8.17            $ 13.46
-------------------------------------------------
       Y            $ 8.50            $ 13.96
-------------------------------------------------

Distributions per Share: 12/1/07-11/30/08
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
       A            $    --                $--            $ 0.0370
---------------------------------------------------------------------
       B            $    --                $--            $ 0.0370
---------------------------------------------------------------------
       C            $    --                $--            $ 0.0370
---------------------------------------------------------------------
       R            $    --                $--            $ 0.0370
---------------------------------------------------------------------
       Y            $ 0.0456               $--            $ 0.0370
---------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. The Standard & Poor's 500 Index is a broad measure of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.


        Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     9

Performance Update | 11/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------------
                                      Net Asset       Public Offering
 Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------
 Life-of -Class
 (3/1/99)                              -1.88%          -2.47%
 5 Years                               -3.43           -4.57
 1 Year                               -38.86          -42.37
--------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------
                                        1.29%           1.20%
--------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   Pioneer Oak Ridge          Russell 1000
             S&P 500 Index       Large Cap Growth Fund        Growth Index
3/99             10,000                    9,425                  10,000
                 10,889                    9,460                  11,340
11/00            10,429                   10,555                  10,030
                  9,155                    9,430                   7,743
11/02             7,644                    8,161                   5,987
                  8,797                    9,025                   6,990
11/04             9,927                   10,099                   7,397
                 10,764                   11,160                   8,118
11/06            12,295                   11,441                   8,797
                 13,243                   12,396                   9,905
11/08             8,200                    7,579                   5,968

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


10    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 Life-of -Class
 (3/1/99)                                -2.68%         -2.68%
 5 Years                                 -4.29          -4.29
 1 Year                                 -39.39         -41.80
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                          2.26%          2.10%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   Pioneer Oak Ridge          Russell 1000
             S&P 500 Index       Large Cap Growth Fund        Growth Index
3/99             10,000                   10,000                  10,000
                 10,889                    9,990                  11,340
11/00            10,429                   11,063                  10,030
                  9,155                    9,810                   7,743
11/02             7,644                    8,426                   5,987
                  8,797                    9,249                   6,990
11/04             9,927                   10,274                   7,397
                 10,764                   11,242                   8,118
11/06            12,295                   11,427                   8,797
                 13,243                   12,258                   9,905
11/08             8,200                    7,429                   5,968

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     11

Performance Update | 11/30/08                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 Life-of -Class
 (3/1/99)                                -2.62%         -2.62%
 5 Years                                 -4.18          -4.18
 1 Year                                 -39.33         -39.33
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                             2.00%           2.00%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   Pioneer Oak Ridge          Russell 1000
             S&P 500 Index       Large Cap Growth Fund        Growth Index
3/99             10,000                   10,000                  10,000
                 10,889                    9,990                  11,340
11/00            10,429                   11,063                  10,030
                  9,155                    9,810                   7,743
11/02             7,644                    8,426                   5,987
                  8,797                    9,249                   6,990
11/04             9,927                   10,283                   7,397
                 10,764                   11,266                   8,118
11/06            12,295                   11,469                   8,797
                 13,243                   12,317                   9,905
11/08             8,200                    7,472                   5,968

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


12    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                    Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 Life-of -Class
 (3/1/99)                                -2.39%         -2.39%
 5 Years                                 -3.96          -3.96
 1 Year                                 -39.03         -39.03
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                          1.56%          1.45%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   Pioneer Oak Ridge          Russell 1000
             S&P 500 Index       Large Cap Growth Fund        Growth Index
3/99             10,000                   10,000                  10,000
                 10,889                   10,007                  11,340
11/00            10,429                   11,109                  10,030
                  9,155                    9,875                   7,743
11/02             7,644                    8,504                   5,987
                  8,797                    9,357                   6,990
11/04             9,927                   10,300                   7,397
                 10,764                   11,338                   8,118
11/06            12,295                   11,603                   8,797
                 13,243                   12,540                   9,905
11/08             8,200                    7,646                   5,968

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on February 17, 2004, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after February 17, 2004, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     13

Performance Update | 11/30/08                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

 Average Annual Total Returns
 (As of November 30, 2008)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 Life-of -Class
 (3/1/99)                                -1.73%          -1.73%
 5 Years                                 -3.15           -3.15
 1 Year                                 -38.65          -38.65
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                          0.86%           0.86%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   Pioneer Oak Ridge          Russell 1000
             S&P 500 Index       Large Cap Growth Fund        Growth Index
3/99             10,000                   10,000                  10,000
                 10,889                   10,040                  11,340
11/00            10,429                   11,202                  10,030
                  9,155                   10,008                   7,743
11/02             7,644                    8,661                   5,987
                  8,797                    9,578                   6,990
11/04             9,927                   10,735                   7,397
                 10,764                   11,884                   8,118
11/06            12,295                   12,244                   8,797
                 13,243                   13,306                   9,905
11/08             8,200                    8,163                   5,968

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares on August 11, 2004 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on August 11, 2004 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.


14    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from June 1, 2008 through November 30, 2008.

 Actual
 Share Class                  A                B                C                R                Y
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
--------------------------------------------------------------------------------------------------------
 Ending Account          $   653.55       $   648.51       $   650.97       $   650.62       $   656.43
 Value on 11/30/08
--------------------------------------------------------------------------------------------------------
 Expenses Paid           $     4.96       $     8.65       $     8.54       $     6.02       $     3.73
 During Period*
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.07%, 1.45%, and 0.90% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.

 Hypothetical
 Share Class                  A                B                C                R                Y
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
--------------------------------------------------------------------------------------------------------
 Ending Account          $ 1,019.00       $ 1,014.50       $ 1,014.65       $ 1,017.70       $ 1,020.50
 Value on 11/30/08
--------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.06       $    10.58       $    10.43       $     7.36       $     4.55
 During Period*
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.07%, 1.45%, and 0.90% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


16    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Schedule of Investments | 11/30/08

 Shares                                                                               Value
                COMMON STOCKS -- 91.3%
                ENERGY -- 9.8%
                Oil & Gas Drilling -- 1.5%
    52,485      Transocean Offshore, Inc.*(b)                                         $  3,510,197
--------------------------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 2.3%
   105,240      Schlumberger, Ltd.                                                    $  5,339,878
--------------------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 6.0%
   126,645      Petrohawk Energy Corp.*                                               $  2,212,488
   117,515      Southwestern Energy Co.*                                                 4,038,991
   208,358      XTO Energy, Inc.                                                         7,967,610
                                                                                      ------------
                                                                                      $ 14,219,089
                                                                                      ------------
                Total Energy                                                          $ 23,069,164
--------------------------------------------------------------------------------------------------
                MATERIALS -- 4.0%
                Fertilizers & Agricultural Chemicals -- 1.0%
    28,290      Monsanto Co.                                                          $  2,240,568
--------------------------------------------------------------------------------------------------
                Industrial Gases -- 0.9%
    37,940      Praxair, Inc.                                                         $  2,240,357
--------------------------------------------------------------------------------------------------
                Specialty Chemicals -- 2.1%
   129,945      Ecolab, Inc.                                                          $  4,988,589
                                                                                      ------------
                Total Materials                                                       $  9,469,514
--------------------------------------------------------------------------------------------------
                CAPITAL GOODS -- 8.5%
                Aerospace & Defense -- 6.2%
    48,585      Precision Castparts Corp.                                             $  3,046,280
   140,115      Raytheon Co. (b)                                                         6,837,612
    99,235      United Technologies Corp.                                                4,815,875
                                                                                      ------------
                                                                                      $ 14,699,767
--------------------------------------------------------------------------------------------------
                Industrial Machinery -- 2.3%
    96,580      Danaher Corp. (b)                                                     $  5,373,711
                                                                                      ------------
                Total Capital Goods                                                   $ 20,073,478
--------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 1.1%
                Diversified Support Services -- 1.1%
   131,107      Iron Mountain, Inc.*(b)                                               $  2,848,955
                                                                                      ------------
                Total Commercial Services & Supplies                                  $  2,848,955
--------------------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.4%
                Auto Parts & Equipment -- 1.4%
   185,430      Johnson Controls, Inc.                                                $  3,274,694
                                                                                      ------------
                Total Automobiles & Components                                        $  3,274,694
--------------------------------------------------------------------------------------------------
                RETAILING -- 5.1%
                Computer & Electronics Retail -- 1.1%
   126,810      Best Buy Co., Inc. (b)                                                $  2,626,235
--------------------------------------------------------------------------------------------------
                General Merchandise Stores -- 1.7%
   121,815      Target Corp. (b)                                                      $  4,112,474
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     17

 Shares                                                                              Value
                Specialty Stores -- 2.3%
   306,367      Staples, Inc.                                                        $  5,318,531
                                                                                     ------------
                Total Retailing                                                      $ 12,057,240
-------------------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 2.9%
                Soft Drinks -- 2.9%
   120,458      PepsiCo, Inc.                                                        $  6,829,969
                                                                                     ------------
                Total Food, Beverage & Tobacco                                       $  6,829,969
-------------------------------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 3.9%
                Household Products -- 3.9%
   143,453      Procter & Gamble Co.*                                                $  9,231,201
                                                                                     ------------
                Total Household & Personal Products                                  $  9,231,201
-------------------------------------------------------------------------------------------------
                HEATH CARE EQUIPMENT & SERVICES -- 6.8%
                Health Care Distributors -- 1.8%
   115,880      Henry Schein, Inc.*                                                  $  4,140,392
-------------------------------------------------------------------------------------------------
                Health Care Equipment -- 5.0%
    79,615      Becton, Dickinson & Co.                                              $  5,057,941
   197,240      Hologic, Inc.*(b)                                                       2,773,194
   103,730      Stryker Corp. (b)                                                       4,037,172
                                                                                     ------------
                                                                                     $ 11,868,307
                                                                                     ------------
                Total Health Care Equipment & Services                               $ 16,008,699
-------------------------------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 14.3%
                Biotechnology -- 7.3%
    99,785      Celgene Corp.*                                                       $  5,198,799
    79,105      Genentech, Inc.*(b)                                                     6,059,443
   132,605      Gilead Sciences, Inc.*                                                  5,939,378
                                                                                     ------------
                                                                                     $ 17,197,620
-------------------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 2.2%
   142,975      Thermo Fisher Scientific, Inc.*(b)                                   $  5,101,348
-------------------------------------------------------------------------------------------------
                Pharmaceuticals -- 4.8%
   143,185      Abbott Laboratories                                                  $  7,501,462
   104,965      Allergan, Inc.                                                          3,955,081
                                                                                     ------------
                                                                                     $ 11,456,543
                                                                                     ------------
                Total Pharmaceuticals & Biotechnology                                $ 33,755,511
-------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 6.0%
                Asset Management & Custody Banks -- 1.5%
   290,060      Invesco, Ltd.                                                        $  3,640,253
-------------------------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 2.4%
   309,990      Charles Schwab Corp. (b)                                             $  5,682,117
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

 Shares                                                                               Value
                Specialized Finance -- 2.1%
     7,170      CME Group, Inc. (b)                                                   $  1,519,682
    46,610      IntercontinentalExchange, Inc.*                                          3,430,496
                                                                                      ------------
                                                                                      $  4,950,178
                                                                                      ------------
                Total Diversified Financials                                          $ 14,272,548
--------------------------------------------------------------------------------------------------
                INSURANCE -- 3.0%
                Life & Health Insurance -- 3.0%
   151,315      Aflac, Inc.                                                           $  7,005,885
                                                                                      ------------
                Total Insurance                                                       $  7,005,885
--------------------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 9.6%
                Application Software -- 3.4%
   174,720      Adobe Systems, Inc.*                                                  $  4,046,519
   120,575      Sap AG (A.D.R.)*(b)                                                      4,116,431
                                                                                      ------------
                                                                                      $  8,162,950
--------------------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.3%
    56,370      Visa, Inc.                                                            $  2,962,803
--------------------------------------------------------------------------------------------------
                Internet Software & Services -- 2.6%
    20,880      Google, Inc.*(b)                                                      $  6,117,005
--------------------------------------------------------------------------------------------------
                Systems Software -- 2.3%
   266,935      Microsoft Corp.                                                       $  5,397,426
                                                                                      ------------
                Total Software & Services                                             $ 22,640,184
--------------------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 11.5%
                Communications Equipment -- 6.3%
   417,815      Cisco Systems, Inc.*                                                  $  6,910,660
   240,040      Qualcomm, Inc.                                                           8,058,143
                                                                                      ------------
                                                                                      $ 14,968,803
--------------------------------------------------------------------------------------------------
                Computer Hardware -- 4.4%
    53,095      Apple, Inc.*                                                          $  4,920,314
   154,115      Hewlett-Packard Co.                                                      5,437,177
                                                                                      ------------
                                                                                      $ 10,357,491
--------------------------------------------------------------------------------------------------
                Electronic Components -- 0.8%
    80,360      Amphenol Corp.                                                        $  1,865,959
                                                                                      ------------
                Total Technology Hardware & Equipment                                 $ 27,192,253
--------------------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 3.4%
   314,755      Intel Corp.                                                           $  4,343,619
   236,550      Texas Instruments, Inc.                                                  3,683,080
                                                                                      ------------
                                                                                      $  8,026,699
                                                                                      ------------
                Total Semiconductors                                                  $  8,026,699
--------------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $261,824,613)                                                   $215,755,994
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     19

Principal
Amount                                                                                Value
                TEMPORARY CASH INVESTMENTS -- 30.0%
                REPURCHASE AGREEMENTS -- 8.5%
$ 4,000,000     Bank of America, 0.29%, dated 11/28/08, repurchase price of
                $4,000,000 plus accrued interest on 12/1/08 collateralized by
                $3,997,308 Freddie Mac Giant, 5.5%, 11/1/38                           $  4,000,000
  4,000,000     Bank of America, 0.14%, dated 11/28/08, repurchase price of
                $4,000,000 plus accrued interest on 12/1/08 collateralized by
                $3,560,408 U.S. Treasury Bond, 4.375%, 2/15/38                           4,000,000
  4,000,000     Barclays Plc, 0.25%, dated 11/28/08, repurchase price of
                $4,000,000 plus accrued interest on 12/1/08 collateralized by
                $5,075,206 Federal National Mortgage Association, 6.0%, 3/1/37           4,000,000
  4,000,000     Deutsche Bank, 0.30%, dated 11/28/08, repurchase price of
                $4,000,000 plus accrued interest on 12/1/08 collateralized by the following:
                $1,344,115 Freddie Mac Giant, 5.0%, 12/1/35
                $3,957,681 Federal National Mortgage Association (ARM),
                4.782-6.196%, 8/1/15-11/1/37                                             4,000,000
  4,000,000     JP Morgan Chase & Co., 0.25%, dated 11/28/08, repurchase price of $4,000,000 plus accrued interest on 12/1/08 collateralized by
                $5,187,905 Federal National Mortgage Association, 5.0-6.0%,
                9/1/17-9/1/38                                                            4,000,000
                                                                                      ------------
                                                                                      $ 20,000,000
--------------------------------------------------------------------------------------------------
                SECURITIES LENDING COLLATERAL (c) -- 21.5%
                Certificates of Deposit:
  1,022,958     Abbey National Plc, 3.15%, 8/13/09                                    $  1,022,958
  1,634,493     Bank of Scotland NY, 2.92%, 6/5/09                                       1,634,493
  1,841,732     Barclays Bank, 1.5%, 5/27/09                                             1,841,732
    204,693     Calyon NY, 4.62%, 1/16/09                                                  204,693
    120,677     Calyon NY, 4.62%, 1/16/09                                                  120,677
  2,046,426     CBA, 4.87%, 7/16/09                                                      2,046,426
  1,841,732     DNB NOR Bank ASA NY, 3.04%, 6/5/09                                       1,841,732
  1,874,320     Intesa SanPaolo S.p.A., 1.44%, 5/22/09                                   1,874,320
  1,841,732     New York Life Global, 2.99%, 9/4/09                                      1,841,732
     98,273     NORDEA NY, 3.68%, 12/1/08                                                   98,273
    118,641     NORDEA NY, 4.13%, 4/9/09                                                   118,641
  1,534,692     Royal Bank of Canada NY, 2.7%, 8/7/09                                    1,534,692
  1,022,958     Royal Bank of Scotland, 3.06%, 3/5/09                                    1,022,958
    204,693     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                              204,693
  2,046,426     Societe Generale, 3.29%, 9/4/09                                          2,046,426
  1,841,732     Svenska Bank NY, 4.61%, 7/8/09                                           1,841,732
  2,046,426     U.S. Bank NA, 2.25%, 8/24/09                                             2,046,426
                                                                                      ------------
                                                                                      $ 21,342,604
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Principal
Amount                                                                                Value
                 Commercial Paper:
  $  2,009,764   American Honda Finance Corp., 4.95%, 7/14/09                         $  2,009,764
     1,022,958   Bank of Nova Scotia, 3.21%, 5/5/09                                      1,022,958
       195,019   BBVA U.S., 2.83%, 3/12/09                                                 195,019
       614,080   John Deere Capital Corp., 2.82%, 12/12/08                                 614,080
     2,046,426   Monumental Global Funding, Ltd., 2.5%, 8/17/09                          2,046,426
     2,046,426   HSBC Bank, Inc., 2.5%, 8/14/09                                          2,046,426
       920,611   General Electric Capital Corp., 4.25%, 1/5/09                             920,611
     1,022,958   General Electric Capital Corp., 2.86%, 3/16/09                          1,022,958
     1,022,958   CME Group, Inc., 2.9%, 8/6/09                                           1,022,958
       378,326   IBM, 2.225%, 2/13/09                                                      378,326
     1,022,958   IBM, 2.39%, 9/25/09                                                     1,022,958
     1,841,732   Met Life Global Funding, 3.19%, 6/12/09                                 1,841,732
     1,739,385   Westpac Banking Corp., 2.34%, 6/1/09                                    1,739,387
                                                                                      ------------
                                                                                      $ 15,883,603
--------------------------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
     5,115,809   Deutsche Bank, 0.25%, 12/1/08                                        $  5,115,809
     4,227,786   Barclays Capital Markets, 0.2%, 12/1/08                                 4,227,786
                                                                                      ------------
                                                                                      $  9,343,595
--------------------------------------------------------------------------------------------------
                 Time Deposit:
     2,251,119   TD Suntrust, 0.25%, 12/1/08                                          $  2,251,119
--------------------------------------------------------------------------------------------------
                 Money Market Mutual Fund:
     2,046,426   JP Morgan, U.S. Government Money Market Fund                         $  2,046,426
--------------------------------------------------------------------------------------------------
                 Other:
        51,428   ABS CFAT 2008-A A1, 3.005%, 4/27/09                                  $     51,428
                                                                                      ------------
                 Total Securities Lending Collateral                                  $ 50,918,775
--------------------------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $70,918,775)                                                   $ 70,918,775
--------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 121.3%
                 (Cost $332,743,388) (a)                                              $286,674,769
--------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (21.3)%                              $(50,296,960)
--------------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                                           $236,377,809
==================================================================================================

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $333,563,251 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                           $  18,617,966
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                             (65,506,448)
                                                                                     -------------
           Net unrealized loss                                                       $ (46,888,482)
                                                                                     =============

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     21

(b)   At November 30, 2008, the following securities were out on loan:

    Shares       Description                                        Value
     119,500     Best Buy Co., Inc.                                 $ 2,474,845
       1,400     CME Group, Inc.                                        296,730
      21,800     Danaher Corp.                                        1,212,952
      75,000     Genentech, Inc. *                                    5,745,000
      20,500     Google, Inc. *                                       6,005,680
     194,700     Hologic, Inc. *                                      2,737,482
     104,700     Iron Mountain, Inc. *                                2,275,131
      95,000     Raytheon Co.                                         4,636,000
     119,300     Sap AG (A.D.R.) *                                    4,072,902
     289,000     Charles Schwab Corp.                                 5,297,370
      64,100     Stryker Corp.                                        2,494,772
     120,000     Target Corp.                                         4,051,200
     141,000     Thermo Fisher Scientific, Inc. *                     5,030,880
      51,400     Transocean Offshore, Inc. *                          3,437,632
-------------------------------------------------------------------------------
                 Total                                              $49,768,576
===============================================================================

(c)   Security lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $175,251,047 and $433,778,013, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's investments:

                                                                        Other
                                                      Investments     Financial
 Valuation Inputs                                   in Securities     Instruments
 Level 1 -- Quoted Prices                           $ 215,755,994              --
 Level 2 -- Other Significant Observable Inputs        70,918,775              --
 Level 3 -- Significant Unobservable Inputs                                    --
---------------------------------------------------------------------------------
 Total                                              $ 286,674,769              --
=================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Statement of Assets and Liabilities | 11/30/08


ASSETS:
  Investment in securities (including securities loaned of $49,768,576)
   (cost $332,743,388)                                                     $286,674,769
  Cash                                                                          846,733
  Receivables --
   Fund shares sold                                                             171,203
   Dividends, interest and foreign taxes withheld                               294,916
  Other                                                                          70,725
---------------------------------------------------------------------------------------
     Total assets                                                          $288,058,346
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                 $    487,937
   Upon return of securities loaned                                          50,918,775
  Due to affiliates                                                             172,942
  Accrued expenses                                                              100,883
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 51,680,537
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $404,984,896
  Undistributed net investment income                                           777,310
  Accumulated net realized loss on investments                             (123,315,778)
  Net unrealized loss on investments                                        (46,068,619)
---------------------------------------------------------------------------------------
     Total net assets                                                      $236,377,809
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $88,677,818/10,552,855 shares)                         $       8.40
  Class B (based on $12,351,239/1,537,512 shares)                          $       8.03
  Class C (based on $29,163,550/3,609,735 shares)                          $       8.08
  Class R (based on $1,002,415/122,654 shares)                             $       8.17
  Class Y (based on $105,182,787/12,380,219 shares)                        $       8.50
MAXIMUM OFFERING PRICE:
  Class A ($8.40 [divided by] 94.25%)                                      $       8.91
=======================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     23

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $56,088)      $5,612,171
  Interest                                                   1,679,741
  Income from securities loaned, net                           209,271
-----------------------------------------------------------------------------------------
     Total investment income                                                $   7,501,183
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $4,480,457
  Transfer agent fees
   Class A                                                     266,762
   Class B                                                      87,887
   Class C                                                      70,380
   Class R                                                       1,822
   Class Y                                                       4,860
  Distribution fees
   Class A                                                     405,747
   Class B                                                     214,177
   Class C                                                     512,644
   Class R                                                       7,612
  Shareholder communications expense                           449,266
  Administrative fees                                          134,414
  Custodian fees                                                62,354
  Registration fees                                             87,897
  Professional fees                                             87,285
  Printing expense                                              44,315
  Interest expense                                              11,033
  Fees and expenses of nonaffiliated trustees                   15,517
  Miscellaneous                                                103,177
-----------------------------------------------------------------------------------------
     Total expenses                                                         $   7,047,606
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (315,271)
     Less fees paid indirectly                                                    (11,206)
-----------------------------------------------------------------------------------------
     Net expenses                                                           $   6,721,129
-----------------------------------------------------------------------------------------
       Net investment income                                                $     780,054
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $ (85,120,540)
-----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $(185,305,066)
-----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(270,425,606)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(269,645,552)
=========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Statements of Changes in Net Assets

For the Years Ended 11/30/08 and 11/30/07, respectively

                                                           Year Ended           Year Ended
                                                           11/30/08             11/30/07
FROM OPERATIONS:
Net investment income                                      $     780,054        $   1,617,166
Net realized gain (loss) on investments                      (85,120,540)          65,388,310
Change in net unrealized gain (loss) on investments         (185,305,066)          11,580,052
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $(269,645,552)       $  78,585,528
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class Y ($0.05 and $0.02 per share, respectively)       $  (1,477,602)       $  (1,052,541)
Net realized gain:
   Class A ($0.04 and $1.00 per share, respectively)            (391,358)         (16,689,914)
   Class B ($0.04 and $1.00 per share, respectively)             (56,779)          (2,031,663)
   Class C ($0.04 and $1.00 per share, respectively)            (133,155)          (5,029,712)
   Class R ($0.04 and $1.00 per share, respectively)              (4,516)            (157,130)
   Class Y ($0.04 and $1.00 per share, respectively)            (458,104)         (31,063,880)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $  (2,521,514)       $ (56,024,840)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 127,735,111        $ 274,300,096
Reinvestment of distributions                                  1,632,495           41,127,962
Cost of shares repurchased                                  (417,740,526)        (510,299,865)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                               $(288,372,920)       $(194,871,807)
---------------------------------------------------------------------------------------------
   Net decrease in net assets                              $(560,539,986)       $(172,311,119)
NET ASSETS:
Beginning of year                                            796,917,795          969,228,914
---------------------------------------------------------------------------------------------
End of year                                                $ 236,377,809        $ 796,917,795
---------------------------------------------------------------------------------------------
Undistributed net investment income                        $     777,310        $   1,477,348
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     25

                                   '08 Shares        '08 Amount          '07 Shares        '07 Amount
Class A
Shares sold                         2,603,132       $  31,268,958         6,444,565       $  90,855,686
Reinvestment of distributions          32,902             275,570           922,807          12,376,526
Less shares repurchased            (9,528,989)       (113,245,196)       (9,060,601)       (130,535,061)
--------------------------------------------------------------------------------------------------------
   Net decrease                    (6,892,955)      $ (81,700,668)       (1,693,229)      $ (27,302,849)
========================================================================================================
Class B
Shares sold                           205,141       $   2,333,139           314,376       $   4,391,834
Reinvestment of distributions           6,224              50,921           133,002           1,721,398
Less shares repurchased              (837,260)         (9,346,851)         (852,968)        (11,846,873)
--------------------------------------------------------------------------------------------------------
   Net decrease                      (625,895)      $  (6,962,791)         (405,590)      $  (5,733,641)
========================================================================================================
Class C
Shares sold                           459,762       $   5,308,576         1,328,636       $  18,333,599
Reinvestment of distributions          11,493              92,755           257,037           3,344,555
Less shares repurchased            (2,173,545)        (24,776,148)       (2,028,118)        (28,404,164)
--------------------------------------------------------------------------------------------------------
   Net decrease                    (1,702,290)      $ (19,374,817)         (442,445)      $  (6,726,010)
========================================================================================================
Class R
Shares sold                            59,268       $     603,683            24,148       $     337,558
Reinvestment of distributions             555               4,516            11,079             144,932
Less shares repurchased              (105,863)         (1,214,599)           (9,658)           (135,505)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)            (46,040)      $    (606,400)           25,569       $     346,985
========================================================================================================
Class Y
Shares sold                         7,173,301       $  88,220,755        11,092,010       $ 160,381,419
Reinvestment of distributions          98,050           1,208,733         1,733,696          23,540,551
Less shares repurchased           (27,425,931)       (269,157,732)      (23,255,190)       (339,378,262)
--------------------------------------------------------------------------------------------------------
   Net decrease                   (20,154,580)      $(179,728,244)      (10,429,484)      $(155,456,292)
========================================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Financial Highlights

                                                                         Year Ended    Year Ended
                                                                         11/30/08      11/30/07
Class A
Net asset value, beginning of period                                      $   13.80      $ 13.69
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                             $    0.02      $  0.01
 Net realized and unrealized gain (loss) on investments                       (5.38)        1.10
--------------------------------------------------------------------------------------------------
  Net (decrease) from investment operations                               $   (5.36)     $  1.11
Distributions to shareowners:
 Net investment income                                                           --           --
 Net realized gain                                                            (0.04)       (1.00)
--------------------------------------------------------------------------------------------------
Net increase in net asset value                                           $   (5.40)     $  0.11
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $    8.40      $ 13.80
==================================================================================================
Total return*                                                                (38.86)%       8.35%
Ratio of net expenses to average net assets+                                   1.20%        1.22%
Ratio of net investment income (loss) to average net assets+                   0.05%        0.02%
Portfolio turnover rate                                                          31%          43%
Net assets, end of period (in thousands)                                  $  88,678     $240,676
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  1.37%        1.29%
 Net investment loss                                                          (0.12)%      (0.05)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.20%        1.20%
 Net investment income (loss)                                                  0.05%        0.04%
==================================================================================================

                                                                         Year Ended    Year Ended     Year Ended
                                                                          11/30/06      11/30/05      11/30/04 (a)
Class A
Net asset value, beginning of period                                       $ 13.42      $  12.51       $  11.18
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $ (0.01)     $  (0.01)      $  (0.01)
 Net realized and unrealized gain (loss) on investments                       0.35          1.32           1.34
-----------------------------------------------------------------------------------------------------------------
  Net (decrease) from investment operations                                $  0.34      $   1.31       $   1.33
Distributions to shareowners:
 Net investment income                                                          --         (0.01)            --
 Net realized gain                                                           (0.07)        (0.39)            --
-----------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                            $  0.27      $   0.91       $   1.33
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 13.69      $  13.42       $  12.51
=================================================================================================================
Total return*                                                                 2.52%        10.51%         11.90%
Ratio of net expenses to average net assets+                                  1.20%         1.30%          1.57%
Ratio of net investment income (loss) to average net assets+                 (0.04)%       (0.28)%        (0.11)%
Portfolio turnover rate                                                         41%          140%            29%
Net assets, end of period (in thousands)                                  $262,081      $263,117        $37,193
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.27%         1.30%          2.42%
 Net investment loss                                                         (0.11)%       (0.28)%        (0.97)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.20%         1.30%          1.57%
 Net investment income (loss)                                                (0.04)%       (0.28)%        (0.11)%
=================================================================================================================

(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     27

                                                                         Year Ended     Year Ended
                                                                          11/30/08       11/30/07
Class B
Net asset value, beginning of period                                      $   13.31      $ 13.37
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                      $   (0.11)     $ (0.12)
 Net realized and unrealized gain (loss) on investments                       (5.13)        1.06
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   (5.24)     $  0.94
Distributions to shareowners:
 Net realized gain                                                            (0.04)       (1.00)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   (5.28)     $ (0.06)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $    8.03      $ 13.31
==================================================================================================
Total return*                                                                (39.39)%       7.27%
Ratio of net expenses to average net assets+                                   2.11%        2.13%
Ratio of net investment loss to average net assets+                           (0.86)%      (0.88)%
Portfolio turnover rate                                                          31%          43%
Net assets, end of period (in thousands)                                  $  12,351      $28,799
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  2.32%        2.26%
 Net investment loss                                                          (1.07)%      (1.01)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  2.10%        2.10%
 Net investment loss                                                          (0.85)%      (0.85)%
==================================================================================================

                                                                         Year Ended    Year Ended    2/17/04 (a) to
                                                                          11/30/06      11/30/05      11/30/04
Class B
Net asset value, beginning of period                                       $ 13.22       $ 12.44       $ 11.86
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $ (0.14)      $ (0.06)      $ (0.02)
 Net realized and unrealized gain (loss) on investments                       0.36          1.23          0.60
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  0.22       $  1.17       $  0.58
Distributions to shareowners:
 Net realized gain                                                           (0.07)        (0.39)           --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  0.15       $  0.78       $  0.58
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 13.37       $ 13.22       $ 12.44
-------------------------------------------------------------------------------------------------------------------
Total return*                                                                 1.65%         9.41%         4.89%***
Ratio of net expenses to average net assets+                                  2.11%         2.15%         2.53%**
Ratio of net investment loss to average net assets+                          (0.95)%       (1.13)%       (0.72)%**
Portfolio turnover rate                                                         41%          140%           29%
Net assets, end of period (in thousands)                                   $34,354       $41,685       $ 4,161
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 2.28%         2.26%         2.94%**
 Net investment loss                                                         (1.12)%       (1.24)%       (1.13)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 2.10%         2.14%         2.52%**
 Net investment loss                                                         (0.94)%       (1.12)%       (0.72)%**
====================================================================================================================

(a) Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

                                                                         Year Ended     Year Ended
                                                                          11/30/08       11/30/07
Class C
Net asset value, beginning of period                                      $   13.38      $ 13.42
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                      $   (0.10)     $ (0.10)
 Net realized and unrealized gain (loss) on investments                       (5.16)        1.06
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   (5.26)     $  0.96
Distributions to shareowners:
 Net realized gain                                                            (0.04)       (1.00)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   (5.30)     $ (0.04)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $    8.08      $ 13.38
==================================================================================================
Total return*                                                                (39.33)%       7.39%
Ratio of net expenses to average net assets+                                   2.07%        2.00%
Ratio of net investment loss to average net assets+                           (0.82)%      (0.75)%
Portfolio turnover rate                                                          31%          43%
Net assets, end of period (in thousands)                                  $  29,164      $71,087
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  2.07%        2.00%
 Net investment loss                                                          (0.82)%      (0.75)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  2.07%        1.99%
 Net investment loss                                                          (0.82)%      (0.74)%
==================================================================================================

                                                                         Year Ended    Year Ended   2/17/04 (a) to
                                                                          11/30/06      11/30/05      11/30/04
Class C
Net asset value, beginning of period                                       $ 13.25       $ 12.45       $   11.86
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $ (0.11)      $ (0.09)      $   (0.01)
 Net realized and unrealized gain (loss) on investments                       0.35          1.28            0.60
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  0.24       $  1.19       $    0.59
Distributions to shareowners:
 Net realized gain                                                           (0.07)        (0.39)             --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  0.17       $  0.80       $    0.59
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 13.42       $ 13.25       $   12.45
====================================================================================================================
Total return*                                                                 1.80%         9.57%           4.97%***
Ratio of net expenses to average net assets+                                  2.00%         2.09%           2.39%**
Ratio of net investment loss to average net assets+                          (0.83)%       (1.08)%         (0.40)%**
Portfolio turnover rate                                                         41%          140%             29%
Net assets, end of period (in thousands)                                   $77,206       $70,096       $  14,601
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 2.00%         2.09%           2.71%**
 Net investment loss                                                         (0.83)%       (1.08)%         (0.72)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 2.00%         2.09%           2.38%**
 Net investment loss                                                         (0.83)%       (1.08)%         (0.40)%**
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a) Class C shares were first publicly offered on February 17, 2004.
**  Annualized.
*** Not Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     29

                                                                         Year Ended    Year Ended
                                                                          11/30/08      11/30/07
Class R
Net asset value, beginning of period                                      $   13.46      $ 13.41
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                      $   (0.03)     $ (0.03)
 Net realized and unrealized gain (loss) on investments                       (5.22)        1.08
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   (5.25)     $  1.05
Distributions to shareowners:
 Net realized gain                                                            (0.04)       (1.00)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   (5.29)     $  0.05
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $    8.17      $ 13.46
==================================================================================================
Total return*                                                                (39.03)%       8.07%
Ratio of net expenses to average net assets+                                   1.45%        1.46%
Ratio of net investment loss to average net assets+                           (0.20)%      (0.21)%
Portfolio turnover rate                                                          31%          43%
Net assets, end of period (in thousands)                                  $   1,002      $ 2,270
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  1.80%        1.56%
 Net investment loss                                                          (0.54)%      (0.31)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.45%        1.45%
 Net investment loss                                                          (0.20)%      (0.21)%
==================================================================================================

                                                                         Year Ended    Year Ended   2/17/04 (a) to
                                                                          11/30/06      11/30/05      11/30/04
Class R
Net asset value, beginning of period                                       $ 13.17       $ 12.32       $  11.86
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                       $ (0.03)      $ (0.04)      $  (0.01)
 Net realized and unrealized gain (loss) on investments                       0.34          1.28           0.47
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  0.31       $  1.24       $   0.46
Distributions to shareowners:
 Net realized gain                                                           (0.07)        (0.39)            --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  0.24       $  0.85       $   0.46
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 13.41       $ 13.17       $  12.32
===================================================================================================================
Total return*                                                                 2.34%        10.08%          3.88%***
Ratio of net expenses to average net assets+                                  1.45%         1.55%          1.78%**
Ratio of net investment loss to average net assets+                          (0.27)%       (0.51)%        (0.15)%**
Portfolio turnover rate                                                         41%          140%            29%
Net assets, end of period (in thousands)                                   $ 1,920       $   951       $    153
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.61%         1.66%          2.06%**
 Net investment loss                                                         (0.43)%       (0.62)%        (0.43)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.45%         1.55%          1.78%**
 Net investment loss                                                         (0.27)%       (0.51)%        (0.15)%**
===================================================================================================================

(a) Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

                                                                         Year Ended    Year Ended
                                                                          11/30/08      11/30/07
Class Y
Net asset value, beginning of period                                      $  13.96      $ 13.82
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $   0.07      $  0.07
 Net realized and unrealized gain (loss) on investments                      (5.44)        1.09
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $  (5.37)     $  1.16
Distributions to shareowners:
 Net investment income                                                       (0.05)       (0.02)
 Net realized gain                                                           (0.04)       (1.00)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $  (5.46)     $  0.14
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   8.50      $ 13.96
==================================================================================================
Total return*                                                               (38.65)%       8.67%
Ratio of net expenses to average net assets+                                  0.90%        0.86%
Ratio of net investment income to average net assets+                         0.36%        0.40%
Portfolio turnover rate                                                         31%          43%
Net assets, end of period (in thousands)                                  $105,183     $454,085
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 0.90%        0.86%
 Net investment income                                                        0.36%        0.40%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 0.90%        0.86%
 Net investment income                                                        0.36%        0.40%
==================================================================================================

                                                                         Year Ended    Year Ended    8/11/04 (a) to
                                                                          11/30/06      11/30/05        11/30/04
Class Y
Net asset value, beginning of period                                      $  13.48      $   12.53        $ 11.33
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $   0.05      $    0.00(b)     $  0.03
 Net realized and unrealized gain (loss) on investments                       0.36           1.34           1.17
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   0.41      $    1.34        $  1.20
Distributions to shareowners:
 Net investment income                                                          --             --             --
 Net realized gain                                                           (0.07)         (0.39)            --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   0.34      $    0.95        $  1.20
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  13.82      $   13.48        $ 12.53
====================================================================================================================
Total return*                                                                 3.03%         10.71%         10.59%
Ratio of net expenses to average net assets+                                  0.80%          0.89%          1.09%***
Ratio of net investment income to average net assets+                         0.36%          0.14%          2.97%**
Portfolio turnover rate                                                         41%           140%            29%**
Net assets, end of period (in thousands)                                  $593,667      $ 516,919        $31,385
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 0.80%          0.89%          1.19%**
 Net investment income                                                        0.36%          0.14%          2.87%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 0.80%          0.89%          1.09%**
 Net investment income                                                        0.36%          0.14%          2.97%**
====================================================================================================================

*   Amount rounds to less than $0.01 cent per share.
    Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
(a) Class Y shares were first publicly offered on August 11, 2004.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     31

Notes to Financial Statements | 11/30/08

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Class Z shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for Class A, Class B, Class C and Class R shares. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


32    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08
of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to Procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     33

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer $48,672,127 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

   At November 30, 2008, the Fund had a net capital loss carryforward of $73,823,788, of which the following amounts will expire between 2010 and 2016 if not utilized; $35,015,875 in 2010 and $38,807,913 in 2016.

   At November 30, 2008, the Fund has reclassified $2,490 to decrease undistributed net investment income and $2,490 to increase accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 were as follows:

                                                 2008                      2007
   Distributions paid from:
   Ordinary income                         $1,480,092               $ 1,052,541
   Long-term capital gain                   1,041,422                54,972,299
-------------------------------------------------------------------------------
      Total                                $2,521,514               $56,024,840
===============================================================================


34    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                                            2008
   Undistributed ordinary income                                   $     777,310
   Capital loss carryforward                                         (73,823,788)
   Current year post-October loss deferred                           (48,672,127)
   Unrealized depreciation                                           (46,888,482)
--------------------------------------------------------------------------------
      Total                                                        $(168,607,087)
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $12,114 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
   Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     35
   value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. For the year ended November 30, 2008, the net management fee was equivalent to 0.75% of the Fund's average daily net assets.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11%


36    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08
ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A shares and April 1, 2009 for Class B, Class C shares and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $19,979 in management fees, administrative costs and certain others fees payable to PIM at November 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2008, such out of pocket expenses by class of shares were as follows:

Shareholder Communications:

Class A                                                                 $190,057
Class B                                                                   14,481
Class C                                                                   42,933
Class Y                                                                  196,750
Class R                                                                    5,045
-------                                                                 --------
Total                                                                   $449,266
                                                                        ========

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $145,962 in transfer agent fees and shareholder communications expense payable to PIMSS at November 30, 2008.

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     37
services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class
C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $7,001 in distribution fees payable to PFD at November 30, 2008. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Class R shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2008, CDSCs in the amount of $37,389 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2008, the Fund's expenses were reduced by $11,206 under such arrangements.


38    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $115 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $115 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on their respective borrowing limits. For the year ended November 30, 2008, there were no such borrowings under such agreement.

7. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust I and Shareowners of
Pioneer Oak Ridge Large Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Oak Ridge Large Cap Growth Fund ("The Fund"), one of the series comprising Pioneer Series Trust I (the "Trust"), including the schedule of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Growth Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 23, 2009


40    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Approval of Investment Sub-Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended May 31, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     41

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would monitor the performance of the Fund especially closely.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the third quintile relative to its Strategic Insight peer group.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in most instances the fee rates for those separate accounts were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. They also considered PIM's profit margin in


42    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08
connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management and sub-advisory fee schedules and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared with the Fund.

Other Benefits
The Trustees considered the other benefits to the sub-adviser from its relationship with the Fund, including the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to the sub-adviser by virtue of its relationship with the Fund and certain of the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.


44    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

Interested Trustees

                            Position Held            Length of Service and
Name and Age                with the Fund            Term of Office
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2003.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.










-------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2008.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.



-------------------------------------------------------------------------------

                                                                                                Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                         by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset              None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman and a
                            Director of Pioneer Investment Management USA Inc.
                            ("PIM-USA"); Chairman and a Director of Pioneer; Chairman and
                            Director of Pioneer Institutional Asset Management, Inc.
                            (since 2006); Director of Pioneer Alternative Investment
                            Management Limited (Dublin); President and a Director of
                            Pioneer Alternative Investment Management (Bermuda) Limited
                            and affiliated funds; Director of PIOGLOBAL Real Estate
                            Investment Fund (Russia) (until June 2006); Director of
                            Nano-C, Inc. (since 2003); Director of Cole Management Inc.
                            (since 2004); Director of Fiduciary Counseling, Inc.;
                            President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer
                            Funds; and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
--------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007);
                            Director of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     45

Independent Trustees

                     Position Held    Length of Service and
Name and Age         with the Fund    Term of Office
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.


----------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2003.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.







----------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                          by this Trustee
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise
                     (publicly traded health care services company) (2004 - 2007);        Community Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice President      housing finance company);
                     and Chief Financial Officer, Pedestal Inc. (internet-based           and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott
                     advisory firm)                                                       International, Inc., Director
                                                                                          of Discover Financial Services
                                                                                          (credit card issuer and electronic
                                                                                          payment services); Director of
                                                                                          Briggs & Stratton Co. (engine
                                                                                          manufacturer); Director of UAL
                                                                                          Corporation (airline holding
                                                                                          company) Director of Mantech
                                                                                          International Corporation
                                                                                          (national security, defense, and
                                                                                          intelligence technology firm);
                                                                                          and Member, Board of Governors,
                                                                                          Investment Company Institute
-----------------------------------------------------------------------------------------------------------------------------


46    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

                            Position Held   Length of Service and
Name and Age                with the Fund   Term of Office
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal
----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 2003.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 2003.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------

                                                                                                Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                         by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees
                                                                                                17 portfolios in fund
                                                                                                complex)
---------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University


---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (2008 - present)          None
                            (technology products for securities lending industry);
                            Private investor (2004 - 2008); and Senior Executive Vice
                            President, The Bank of New York (financial and securities
                            services) (1986 - 2004)

---------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)

---------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)


---------------------------------------------------------------------------------------------------------------------------------


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     47

Fund Officers

                             Position Held         Length of Service and
Name and Age                 with the Fund         Term of Office
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board

---------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board

---------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board




---------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
---------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
---------------------------------------------------------------------------

                                                                                                 Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                         by this Officer
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
---------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President-Fund Accounting, Administration and Controllership   None
                             Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President-Fund Accounting, Administration and        None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------


48    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

                              Position Held              Length of Service and
Name and Age                  with the Fund              Term of Office
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board



---------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board



---------------------------------------------------------------------------------

                                                                                               Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                      by this Officer
Katherine Kim Sullivan (35)   Fund Administration Manager - Fund Accounting, Administration    None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President - Mutual Fund Operations of State Street
                              Corporation from June 2002 to June 2003 (formerly Deutsche
                              Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
------------------------------------------------------------------------------------------------------------------------


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     49

                           This page for your notes.


50    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

                           This page for your notes.


       Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08     51

                           This page for your notes.


52    Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com


This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




Pioneer Oak Ridge
Small Cap Growth Fund
--------------------------------------------------------------------------------
Annual Report | November 30, 2008
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   ORIGX
Class B   ORIBX
Class C   ORICX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          23

Notes to Financial Statements                                                 30

Report of Independent Registered Public Accounting Firm                       37

Approval of Investment Sub-Advisory Agreement                                 38

Trustees, Officers and Service Providers                                      41


        Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     1

Letter to Shareowners

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     3

Portfolio Management Discussion | 11/30/08

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced the Fund's performance during the 12 months ended November 30, 2008.

Q  How did the market turmoil of the past year affect small-cap stocks?

A As would be expected at a time of heightened investor risk-aversion and poor performance for the broader market, small-cap stocks lost significant ground during the past year. The leading cause of the downturn in U.S. equities was the ongoing fallout from the housing crisis, which led to a freezing of the credit markets and the failure of numerous financial institutions. The resulting pressure on global economic growth severely depressed the earnings outlook for U.S. companies for both 2008 and 2009, making it increasingly difficult for investors to assess the valuations of individual stocks. With this as the backdrop, the Russell 2000 Growth Index returned -41.34% over the 12 months ended November 30, 2008, and the Russell 2000 Index returned -37.46%. The bulk of the declines occurred in the final three months of the period amid the intensification of the financial crisis.

Q  How did the Fund perform over the 12 months ended November 30, 2008?

A For the 12 months ended November 30, 2008, Pioneer Oak Ridge Small Cap Growth Fund's Class A shares produced a total return of -31.86% at net asset value. While this return was poor on an absolute basis, it represented strong relative performance as compared to the returns of the two Russell indices noted above. In addition, the Fund outperformed the average return of the 601 funds in Lipper's Small Cap Growth Fund category, which was -44.76% over the same 12-month period.

   In terms of its rankings within the Lipper Small Cap Growth Fund peer group, the Fund's Class A shares finished in the top 2% for the annual period ended November 30th by delivering the eighth-best return of the 601 funds in the category. The Fund ranks in the top 6% of all competitors for the three-year period, finishing 28th out of 504 funds. Its five- and 10-year rankings place the Fund in the top 5% and 26% of its peer group, respectively. We believe the Fund's strong track record reflects the effectiveness of our disciplined investment process, which uses fundamental research to identify high-quality companies with fast-growing earnings and reasonable valuations.


4    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Q What elements of the Fund's positioning helped performance during the annual reporting period ended November 30, 2008?

A Amid a difficult market environment, the Fund generated outperformance in every sector except financials. However, it is important to remember that outperformance during the past year simply meant a smaller negative return, given that all sectors lost ground.

   That said, the Fund's best sector during the period was energy. Here, the approximately -15% return for the stocks held in the Fund was substantially better than the -45% return for the energy stocks in the Russell 2000 Growth Index. The best individual performer for the Fund was Southwestern Energy, which we sold in April at a gain of 70% from the start of the reporting period. This timely sale enabled the Fund to avoid the bulk of the severe downturn in energy that occurred in the latter half of the year. Petrohawk Energy and Concho Resources were also outperformers of note. The common ground among the stocks is that their productive properties have allowed them to maintain positive growth profiles, even as the prices of oil and natural gas have collapsed.

   Favorable stock selection in the weak consumer discretionary sector also was a positive factor for the Fund. While our holdings declined by 41%, this was appreciably better than the -51% return for the sector as a whole. The majority of the Fund's individual positions outperformed, which we believe is a reflection of our focus on companies with strong balance sheets, reasonable valuations and rising market share. Notable outperformers included Wolverine Worldwide and True Religion Apparel.

   The Fund generated a significant margin of outperformance in the consumer staples sector, for two reasons. First, the Fund was helped by holding an overweight position in a sector that generated strong relative performance. Second, our stock picks outperformed the Russell 2000 Growth's holdings by nearly five percentage points. The Fund's leading stocks in consumer staples were Chattem, Alberto-Culver and Church & Dwight, which are similar in that all three companies have strong niche brands that have helped them withstand the environment of slower economic growth.

Q Where was your stock selection less effective for the Fund's performance during the 12-month period?

A As mentioned previously, the financial sector was the Fund's only area of underperformance. The Fund was overweight in the sector, a negative in light of the fact that financials lagged the broader market. In addition, the Fund lacked exposure to the outperforming real estate investment trust
   (REIT) sector. We typically avoid this group because it does not fit our growth orientation, but that approach hindered the Fund's performance results during the past year. The Fund also lost ground through its holdings


        Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     5
   in the asset manager Affiliated Managers Group, which declined by 72%, and FC Stone, which declined by more than 91%. On the plus side, the Fund held four financial stocks that outperformed: ProAssurance, a provider of professional liability insurance; Portfolio Recovery Associates, which provides debt recovery services; Tower Group, a property and casualty insurance company; and the asset manager Stifel Financial Group, whose shares gained more than 60% following our purchase of its shares late in the first quarter of 2008.

   The largest individual detractor from the Fund's performance during the 12-month period was Wright Express, which provides credit cards that transportation companies issue to their truckers. The credit cards provide transportation companies with the ability to better track both the location and expenses of their drivers. While Wright has been executing its strategy well, the slowing economy has reduced trucking activity and, by extension, truckers' expenses. We continue to hold the stock in the Fund, believing it is a well-managed company with strong potential for outperformance once the economy begins to recover.

   The Fund also had a handful of underperformers in the technology sector during the period. Most notable among them was the semiconductor company Diodes, which declined by about 70% as the global economic slowdown caused it to miss earnings expectations and slash its profit outlook for 2009.

Q  What is your outlook for small-cap stocks?

A Over time, investors have been trained to expect that slowing growth will cause small-cap stocks to underperform. This does not necessarily, however, have to be the case: from January 1, 2008, through November 30, 2008, for example, the Russell 2000 Index outpaced the Russell 1000 Index, a measure of large-cap performance, by more than a full percentage point (-37.42% vs. -38.58%). We see two key reasons why small-caps have been able to outperform in a bad market. First, smaller companies are typically hurt by recessions because they have a greater need to access the capital markets. As we have seen in the past year, however, it has been large-cap stocks that have in fact run into the greatest difficulty in this area. Second, small-caps have traditionally been viewed as being vulnerable to slower domestic growth because a lower percentage of their sales comes from overseas. Today we are seeing that international economies are actually performing much worse than the United States, which has made the domestic focus of small cap companies a potential source of strength.

   We continue to hold a cautious view on the outlook for the broader market. The ultimate length of the downturn is unknowable, and the potential is high that economic growth, when it finally returns to positive territory, will be on the low end of the historical range. Having said this, we are finding a growing number of compelling opportunities among individual companies.


6    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

   The extreme nature of this bear market, along with the "forced selling" that it has brought about, has meant that the stocks of higher-quality companies have sold off alongside their lower-quality counterparts. We believe this indicates that even if the broader market does not make much headway in the year ahead, there will still be numerous individual companies that may perform extremely well. Our goal is to find some of them and include them in the Fund's portfolio. We encourage shareholders to remain focused on the long term, and on the potential benefits of investing in higher-quality growth companies, even if the market remains volatile in the months ahead.

Please refer to the Schedule of Investments on pages 16-22 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


        Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     7

Portfolio Summary | 11/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          76.1%
Temporary Cash Investments                                                  23.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                                                 21.8%
Industrials                                                                 21.6%
Information Technology                                                      18.5%
Consumer Staples                                                            10.7%
Consumer Discretionary                                                      10.2%
Financials                                                                   9.5%
Energy                                                                       5.4%
Materials                                                                    2.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

  1.  Ansys, Inc.                                                           4.11%
  2.  Church & Dwight Co., Inc.                                             3.51
  3.  Chattem, Inc.                                                         3.51
  4.  Wolverine World Wide, Inc.                                            2.99
  5.  Waste Connections, Inc.                                               2.80
  6.  Haemonetics Corp.                                                     2.53
  7.  ProAssurance Corp.                                                    2.51
  8.  Hittite Microwave Corp.                                               2.43
  9.  ResMed, Inc.                                                          2.39
 10.  Catalyst Health Solutions, Inc.                                       2.38

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                         11/30/08                11/30/07
--------------------------------------------------------------------------------
       A                           $ 17.06                 $ 25.82
--------------------------------------------------------------------------------
       B                           $ 16.29                 $ 24.90
--------------------------------------------------------------------------------
       C                           $ 15.21                 $ 23.30
--------------------------------------------------------------------------------

Distributions per Share: 12/1/07-11/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Net Investment      Short-Term        Long-Term
     Class                Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A                   $ --                $ --            $ 0.5321
--------------------------------------------------------------------------------
       B                   $ --                $ --            $ 0.5321
--------------------------------------------------------------------------------
       C                   $ --                $ --            $ 0.5321
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


        Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     9

Performance Update | 11/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
 10 Years                               4.61%         3.99%
 5 Years                                0.27         -0.91
 1 Year                               -31.86        -35.79
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------
                                        1.53%         1.40%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Oak Ridge       Russell 2000        Russell
                Small Cap Growth Fund     Growth Index      2000 Index
11/98                    9,425               10,000           10,000
                        11,069               13,266           11,567
11/00                   12,284               11,406           11,499
                        12,383               10,343           12,053
11/02                   10,735                8,230           10,776
                        14,596               11,331           14,687
11/04                   17,006               12,559           17,221
                        18,645               13,571           18,624
11/06                   20,182               15,395           21,870
                        21,710               16,338           21,614
11/08                   14,794                9,585           13,517

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.


10    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.


Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
------------------------------------------------------------------
 10 Years                                 3.78%          3.78%
 5 Years                                 -0.58          -0.58
 1 Year                                 -32.43         -35.05
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                          2.32%          2.30%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Oak Ridge       Russell 2000        Russell
                Small Cap Growth Fund     Growth Index      2000 Index
11/98                  10,000                10,000           10,000
                       11,661                13,266           11,567
11/00                  12,837                11,406           11,499
                       12,852                10,343           12,053
11/02                  11,050                 8,230           10,776
                       14,911                11,331           14,687
11/04                  17,240                12,559           17,221
                       18,748                13,571           18,624
11/06                  20,121                15,395           21,870
                       21,479                16,338           21,614
11/08                  14,514                 9,585           13,517

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 30, 2009 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     11

Performance Update | 11/30/08                         Class B Shares (continued)

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.


12    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2008)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
------------------------------------------------------------------
 10 Years                                 3.80%          3.80%
 5 Years                                 -0.54          -0.54
 1 Year                                 -32.43         -32.43
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)
------------------------------------------------------------------
                                        Gross          Net
------------------------------------------------------------------
                                          2.20%          2.20%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Oak Ridge       Russell 2000        Russell
                Small Cap Growth Fund     Growth Index      2000 Index
11/98                   10,000               10,000           10,000
                        11,661               13,266           11,567
11/00                   12,837               11,406           11,499
                        12,852               10,343           12,053
11/02                   11,050                8,230           10,776
                        14,911               11,331           14,687
11/04                   17,240               12,559           17,221
                        18,748               13,571           18,624
11/06                   20,121               15,395           21,870
                        21,479               16,338           21,614
11/08                   14,514                9,585           13,517

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 30, 2009, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares of the Fund from January 3, 1994, to February 13, 2004, is the performance of Oak Ridge Small Cap Equity Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges payable on Class C shares (but not other differences in expenses).


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from June 1, 2008 through November 30, 2008.

-------------------------------------------------------------------------------------
 Share Class                                 A               B               C
-------------------------------------------------------------------------------------
 Beginning Account Value on 6/1/08       $1,000.00       $1,000.00       $1,000.00
----------------------------------------------------------------------------------
 Ending Account Value on 11/30/08          $671.79         $669.27         $668.81
----------------------------------------------------------------------------------
 Expenses Paid During Period*                $5.85           $9.60           $9.47
----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.27% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


14    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.

-----------------------------------------------------------------------------------
 Share Class                                  A               B               C
-----------------------------------------------------------------------------------
 Beginning Account Value on 12/1/07       $1,000.00       $1,000.00       $1,000.00
-----------------------------------------------------------------------------------
 Ending Account Value on 5/31/08          $1,018.00       $1,013.50       $1,013.65
-----------------------------------------------------------------------------------
 Expenses Paid During Period*                 $7.06          $11.58          $11.43
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, and 2.27% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     15

Schedule of Investments | 11/30/08


----------------------------------------------------------------------
Shares                                                    Value
----------------------------------------------------------------------
                COMMON STOCKS -- 93.1%
                ENERGY -- 5.1%
                Oil & Gas Equipment & Services -- 1.1%
 249,753        Superior Well Services, Inc.*(b)          $  2,559,968
----------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 4.0%
 119,000        Concho Resources, Inc.*                   $  2,807,210
 236,815        Petrohawk Energy Corp.*                      4,137,158
 335,600        Rex Energy Corp.*(b)                         2,047,160
                                                          ------------
                                                          $  8,991,528
                                                          ------------
                Total Energy                              $ 11,551,496
----------------------------------------------------------------------
                MATERIALS -- 2.1%
                Industrial Gases -- 2.1%
 137,100        Airgas, Inc.                              $  4,901,325
                                                          ------------
                Total Materials                           $  4,901,325
----------------------------------------------------------------------
                CAPITAL GOODS -- 15.5%
                Aerospace & Defense -- 7.6%
 191,540        AAR Corp.*(b)                             $  3,244,688
 154,420        Moog, Inc.*                                  4,969,236
 272,150        Orbital Sciences Corp.*                      4,680,980
 143,160        Stanley, Inc.*                               4,566,804
                                                          ------------
                                                          $ 17,461,708
----------------------------------------------------------------------
                Construction & Engineering -- 1.7%
 242,460        Quanta Services, Inc.*                    $  3,942,400
----------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 0.9%
  99,370        Bucyrus International, Inc.               $  1,940,696
----------------------------------------------------------------------
                Industrial Machinery -- 5.3%
 108,750        Altra Holdings, Inc.*                     $    837,375
 175,200        China Fire & Security Group, Inc.*(b)        1,207,128
   5,000        Colfax Corp.*                                   47,800
 179,392        Idex Corp. (b)                               4,126,016
 107,704        The Middleby Corp.*(b)                       3,486,378
  44,400        Valmont Industries, Inc.                     2,455,320
                                                          ------------
                                                          $ 12,160,017
                                                          ------------
                Total Capital Goods                       $ 35,504,821
----------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 2.6%
                Environmental & Facilities Services -- 2.6%
 211,045        Waste Connections, Inc.*(b)               $  5,957,800
                                                          ------------
                Total Commercial Services & Supplies      $  5,957,800
----------------------------------------------------------------------
                TRANSPORTATION -- 2.0%
                Trucking -- 2.0%
 291,195        Knight Transportation, Inc. (b)           $  4,589,233
                                                          ------------
                Total Transportation                      $  4,589,233
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

--------------------------------------------------------------------
Shares                                                  Value
--------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 6.2%
                Apparel, Accessories & Luxury Goods -- 1.9%
 346,080        True Religion Apparel, Inc.*(b)         $  4,357,147
--------------------------------------------------------------------
                Footwear -- 4.3%
 397,370        Iconix Brand Group, Inc.*(b)            $  3,365,724
 330,025        Wolverine World Wide, Inc. (b)             6,359,582
                                                        ------------
                                                        $  9,725,306
                                                        ------------
                Total Consumer Durables & Apparel       $ 14,082,453
--------------------------------------------------------------------
                CONSUMER SERVICES -- 1.7%
                Casinos & Gaming -- 1.7%
 162,200        WMS Industries, Inc.*(b)                $  3,998,230
                                                        ------------
                Total Consumer Services                 $  3,998,230
--------------------------------------------------------------------
                RETAILING -- 1.6%
                Distributors -- 1.6%
 352,460        LKQ Corp.*                              $  3,672,633
                                                        ------------
                Total Retailing                         $  3,672,633
--------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 1.4%
                Distillers & Vintners -- 1.4%
 135,900        Central Euro Distribution Corp.*(b)     $  3,212,676
                                                        ------------
                Total Food, Beverage & Tobacco          $  3,212,676
--------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 8.6%
                Household Products -- 3.3%
 125,762        Church & Dwight Co., Inc.               $  7,475,293
--------------------------------------------------------------------
                Personal Products -- 5.3%
 218,200        Alberto-Culver Co. (Class B)            $  4,684,754
 103,000        Chattem, Inc.*(b)                          7,474,710
                                                        ------------
                                                        $ 12,159,464
                                                        ------------
                Total Household & Personal Products     $ 19,634,757
--------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 16.5%
                Health Care Distributors -- 1.6%
 145,035        MWI Veterinary Supply, Inc.*            $  3,618,623
--------------------------------------------------------------------
                Health Care Equipment -- 6.3%
 136,600        IDEXX Laboratories, Inc.*               $  4,222,306
 212,250        Meridian Bioscience, Inc.                  5,057,918
 139,900        ResMed, Inc.*                              5,083,966
                                                        ------------
                                                        $ 14,364,190
--------------------------------------------------------------------
                Health Care Services -- 4.4%
 225,358        Catalyst Health Solutions, Inc.*(b)     $  5,070,555
 166,700        HMS Holdings Corp.*(b)                     4,917,650
                                                        ------------
                                                        $  9,988,205
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     17

--------------------------------------------------------------------
Shares                                                  Value
--------------------------------------------------------------------
            Health Care Supplies -- 4.2%
 94,105     Haemonetics Corp.*                          $  5,381,865
179,200     Immucor, Inc.*(b)                              4,349,184
                                                        ------------
                                                        $  9,731,049
                                                        ------------
            Total Health Care Equipment & Services      $ 37,702,067
--------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 3.7%
            Biotechnology -- 2.0%
183,800     Omrix Biopharmaceuticals, Inc.*(b)          $  4,572,944
--------------------------------------------------------------------
            Life Sciences Tools & Services -- 1.7%
238,504     Qiagen NV*(b)                               $  3,847,070
                                                        ------------
            Total Pharmaceuticals & Biotechnology       $  8,420,014
--------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 5.0%
            Asset Management & Custody Banks -- 1.0%
 82,500     Affiliated Managers Group, Inc.*(b)         $  2,310,000
--------------------------------------------------------------------
            Investment Banking & Brokerage -- 2.2%
117,000     Stiffel Financial Corp.*(b)                 $  5,032,170
--------------------------------------------------------------------
            Specialized Finance -- 1.8%
117,900     Portfolio Recovery Associates, Inc.*(b)     $  3,980,304
                                                        ------------
            Total Diversified Financials                $ 11,322,474
--------------------------------------------------------------------
            INSURANCE -- 3.9%
            Property & Casualty Insurance -- 3.9%
 97,855     ProAssurance Corp.*                         $  5,341,904
152,700     Tower Group, Inc. (b)                          3,483,087
                                                        ------------
                                                        $  8,824,991
                                                        ------------
            Total Insurance                             $  8,824,991
--------------------------------------------------------------------
            SOFTWARE & SERVICES -- 12.8%
            Application Software -- 7.6%
303,060     Ansys, Inc.*                                $  8,746,312
347,600     Informatica Corp.*                             4,824,688
197,600     Solera Holdings, Inc.*(b)                      3,867,032
                                                        ------------
                                                        $ 17,438,032
--------------------------------------------------------------------
            Data Processing & Outsourced Services -- 2.0%
 88,050     Syntel, Inc. (b)                            $  2,114,961
213,710     Wright Express Corp.*(b)                       2,432,020
                                                        ------------
                                                        $  4,546,981
--------------------------------------------------------------------
            Internet Software & Services -- 1.6%
136,630     Bankrate, Inc.*(b)                          $  3,753,226
--------------------------------------------------------------------
            Systems Software -- 1.6%
215,470     Micros Systems, Inc.*                       $  3,587,576
                                                        ------------
            Total Software & Services                   $ 29,325,815
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

------------------------------------------------------------
Shares                                          Value
------------------------------------------------------------
                SEMICONDUCTORS -- 4.4%
 180,109        Diodes, Inc.*(b)                $    841,109
 176,642        Hittite Microwave Corp.*(b)        5,161,479
 209,860        Microsemi Corp.*(b)                4,090,171
                                                ------------
                                                $ 10,092,759
                                                ------------
                Total Semiconductors            $ 10,092,759
------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $254,798,306)             $212,793,544
------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 29.2%
                 Repurchase Agreements -- 5.2%
$ 3,000,000      Bank of America, 0.29%, dated 11/28/08, repurchase price of
                 $3,000,000 plus accrued interest on 12/1/08 collateralized by
                 $2,997,981 Freddie Mac Giant, 5.5%, 11/1/38                          $  3,000,000
  3,000,000      Barclays Plc, 0.25%, dated 11/28/08, repurchase price of
                 $3,000,000 plus accrued interest on 12/1/08 collateralized by
                 $3,806,404 Federal National Mortgage Association, 6.0%, 3/1/37          3,000,000
  3,000,000      Deutsche Bank, 0.30%, dated 11/28/08, repurchase price of
                 $3,000,000 plus accrued interest on 12/1/08 collateralized by the following:
                   $1,008,086 Freddie Mac Giant, 5.0%, 12/1/35
                   $2,968,261 Federal National Mortgage Association (ARM),
                   4.782 -- 6.196%, 8/1/15 -- 11/1/37                                    3,000,000
  3,000,000      JP Morgan Chase & Co., 0.25%, dated 11/28/08, repurchase price of $3,000,000 plus accrued interest on 12/1/08 collateralized by
                 $3,890,929 Federal National Mortgage Association,
                 5.0 -- 6.0%, 9/1/17 - 9/1/38                                            3,000,000
                                                                                      ------------
                                                                                      $ 12,000,000
                                                                                      ------------
                 SECURITIES LENDING COLLATERAL -- 24.0% (c)
                 Certificates of Deposit:
$ 1,101,744      Abbey National Plc, 3.15%, 8/13/09                                   $  1,101,744
  1,760,378      Bank of Scotland NY, 2.92%, 6/5/09                                      1,760,378
  1,983,578      Barclays Bank, 1.5%, 5/27/09                                            1,983,578
    220,458      Calyon NY, 4.62%, 1/16/09                                                 220,458
    129,972      Calyon NY, 4.62%, 1/16/09                                                 129,972
  2,204,037      CBA, 4.87%, 7/16/09                                                     2,204,037
  1,983,578      DNB NOR Bank ASA NY, 3.04%, 6/5/09                                      1,983,578
  2,018,676      Intesa SanPaolo S.p.A., 1.44%, 5/22/09                                  2,018,676
  1,983,578      New York Life Global, 2.99%, 9/4/09                                     1,983,578
    105,842      NORDEA NY, 3.68%, 12/1/08                                                 105,842
    127,778      NORDEA NY, 4.13%, 4/9/09                                                  127,778
  1,652,890      Royal Bank of Canada NY, 2.7%, 8/7/09                                   1,652,890
  1,101,744      Royal Bank of Scotland, 3.06%, 3/5/09                                   1,101,744

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     19

----------------------------------------------------------------------------------
Principal
Amount                                                                Value
----------------------------------------------------------------------------------
                   Securities Lending Collateral -- (continued)
  $    220,458     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09      $    220,458
     2,204,037     Societe Generale, 3.29%, 9/4/09                       2,204,037
     1,983,578     Svenska Bank NY, 4.61%, 7/8/09                        1,983,578
     2,204,037     U.S. Bank NA, 2.25%, 8/24/09                          2,204,036
                                                                      ------------
                                                                      $ 22,986,362
----------------------------------------------------------------------------------
                   Commercial Paper:
     2,164,551     American Honda Finance Corp., 4.95%, 7/14/09       $  2,164,551
     1,101,744     Bank of Nova Scotia, 3.21%, 5/5/09                    1,101,744
       210,039     BBVA U.S., 2.83%, 3/12/09                               210,039
       661,375     John Deere Capital Corp., 2.82%, 12/12/08               661,375
     2,204,037     Monumental Global Funding, Ltd., 2.5%, 8/17/09        2,204,037
     2,204,037     HSBC Bank, Inc., 2.5%, 8/14/09                        2,204,037
       991,515     General Electric Capital Corp., 4.25%, 1/5/09           991,515
     1,101,744     General Electric Capital Corp., 2.86%, 3/16/09        1,101,744
     1,101,744     CME Group, Inc., 2.9%, 8/6/09                         1,101,744
       407,464     IBM, 2.225%, 2/13/09                                    407,464
     1,101,744     IBM, 2.39%, 9/25/09                                   1,101,744
     1,983,578     Met Life Global Funding, 3.19%, 6/12/09               1,983,578
     1,873,349     Westpac Banking Corp., 2.34%, 6/1/09                  1,873,349
                                                                      ------------
                                                                      $ 17,106,921
----------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
     5,509,817     Deutsche Bank, 0.25%, 12/1/08                      $  5,509,817
     4,553,400     Barclays Capital Markets, 0.2%, 12/1/08               4,553,400
                                                                      ------------
                                                                      $ 10,063,217
----------------------------------------------------------------------------------
                   Time Deposit:
     2,424,495     TD Suntrust, 0.25%, 12/1/08                        $  2,424,495
----------------------------------------------------------------------------------
                   Money Market Mutual Fund:
     2,204,037     JP Morgan, U.S. Government Money Market Fund       $  2,204,037
----------------------------------------------------------------------------------
                   Other:
        55,389     ABS CFAT 2008-A A1, 3.005%, 4/27/09                $     55,389
                                                                      ------------
                   Total Securities Lending Collateral                $ 54,840,421
----------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $66,840,421)                                 $ 66,840,421
----------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 122.3%
                   (Cost $321,638,727) (a)                            $279,633,965
----------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (22.3)%            $(50,900,621)
----------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                         $228,733,344
==================================================================================

The accompanying notes are an integral part of these financial statements.


20    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

*      Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $323,741,935 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 11,650,777
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (55,758,747)
                                                                                   ------------
       Net unrealized loss                                                         $(44,107,970)
                                                                                   ============

(b)    At November 30, 2008, the following securities were out on loan:

-----------------------------------------------------------------------
       Shares      Description                              Value
-----------------------------------------------------------------------
       187,000     AAR Corp.*                               $ 3,167,780
         5,000     Affiliated Managers Group, Inc.*             140,000
       131,050     Bankrate, Inc.*                            3,599,943
        17,300     Catalyst Health Solutions, Inc.*             389,250
        59,200     Central Euro Distribution Corp.*           1,399,488
       101,900     Chattem, Inc.*                             7,394,883
       160,240     China Fire & Security Group, Inc.*         1,104,053
       106,100     Diodes, Inc.*                                495,487
        23,000     Hittite Microwave Corp.*                     672,060
         5,000     HMS Holdings Corp.*                          147,500
       379,200     Iconix Brand Group, Inc.*                  3,211,824
        83,500     Idex Laboratories Inc.                     2,580,985
         1,100     Immucor, Inc.*                                26,697
       246,600     Knight Transportation, Inc.                3,886,416
       155,700     Microsemi Corp.*                           3,034,593
        68,450     The Middleby Corp.*                        2,215,727
        73,900     Omrix Biopharmaceuticals, Inc.*            1,838,632
        98,250     Portfolio Recovery Associates, Inc.*       3,316,920
        83,900     Qiagen NV*                                 1,353,307
       175,000     Rex Energy Corp.*                          1,067,500
       187,400     Solera Holdings, Inc.*                     3,667,418
        15,475     Stiffel Financial Corp.*                     665,580
        18,000     Superior Well Services, Inc.*                184,500
        68,000     Syntel, Inc.                               1,633,360
         5,000     Tower Group, Inc.                            114,050
       192,400     True Religion Apparel, Inc.*               2,422,316
        18,400     Waste Connections, Inc.*                     519,432
       102,000     WMS Industries, Inc.*                      2,514,300
        13,000     Wolverine World Wide, Inc.                   250,510
        38,800     Wright Express Corp.*                        441,544
-----------------------------------------------------------------------
                   Total                                    $53,456,055
=======================================================================

(c)   Security lending collateral is managed by Credit Suisse.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     21

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $145,771,987 and $88,066,308, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's investments:

---------------------------------------------------------------------------------
                                                                        Other
                                                      Investments     Financial
 Valuation Inputs                                   in Securities     Instruments
---------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $ 212,793,544             --
 Level 2 -- Other Significant Observable Inputs        66,840,421             --
 Level 3 -- Significant Unobservable Inputs                                   --
---------------------------------------------------------------------------------
 Total                                              $ 279,633,965             --
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Statement of Assets and Liabilities | 11/30/08

ASSETS:
  Investment in securities, at value (including securities loaned of
   $53,456,055) (cost $321,638,727)                                     $279,633,965
  Cash                                                                     2,582,269
  Receivables --
   Fund shares sold                                                        1,718,520
   Dividends, interest                                                        39,911
   Due from Pioneer Investment Management, Inc.                               31,020
  Other                                                                       39,360
------------------------------------------------------------------------------------
     Total assets                                                       $284,045,045
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $    292,526
   Upon return of securities loaned                                       54,840,421
  Due to affiliates                                                          110,475
  Accrued expenses                                                            68,279
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 55,311,701
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $276,637,411
  Accumulated net realized loss on investments                            (5,899,305)
  Net unrealized loss on investments                                     (42,004,762)
------------------------------------------------------------------------------------
     Total net assets                                                   $228,733,344
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $204,015,334/11,957,525 shares)                     $      17.06
  Class B (based on $3,804,790/233,616 shares)                          $      16.29
  Class C (based on $20,913,220/1,375,044 shares)                       $      15.21
MAXIMUM OFFERING PRICE:
  Class A ($17.06 [divided by] 94.25%)                                  $      18.10
====================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     23

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends                                                 $  436,676
  Interest                                                     281,723
  Income from securities loaned, net                         1,019,816
-----------------------------------------------------------------------------------------
     Total investment income                                                $  1,738,215
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $2,106,362
  Transfer agent fees
   Class A                                                     358,185
   Class B                                                      17,990
   Class C                                                      52,947
  Distribution fees
   Class A                                                     479,938
   Class B                                                      57,123
   Class C                                                     308,179
  Shareholder communications expense                           441,418
  Administrative fees                                           55,757
  Custodian fees                                                62,460
  Registration fees                                             58,056
  Professional fees                                             58,168
  Printing expense                                              41,166
  Fees and expenses of nonaffiliated trustees                    7,230
  Miscellaneous                                                 48,695
-----------------------------------------------------------------------------------------
     Total expenses                                                         $  4,153,674
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (354,738)
     Less fees paid indirectly                                                   (11,709)
-----------------------------------------------------------------------------------------
     Net expenses                                                           $  3,787,227
-----------------------------------------------------------------------------------------
       Net investment loss                                                  $ (2,049,012)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                          $  1,609,765
  Change in net unrealized loss on investments                              $(97,809,301)
-----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(96,199,536)
-----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(98,248,548)
=========================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Statements of Changes in Net Assets

For the Years Ended 11/30/08 and 11/30/07, respectively

------------------------------------------------------------------------------------------------------
                                                                        Year Ended         Year Ended
                                                                         11/30/08           11/30/07
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                    $ (2,049,012)      $ (3,117,455)
Net realized gain on investments                                          1,609,765         20,081,281
Change in net unrealized gain (loss) on investments                     (97,809,301)         2,533,431
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations     $(98,248,548)      $ 19,497,257
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.53 and $2.26 per share, respectively)                   $ (6,187,217)      $(18,279,554)
   Class B ($0.53 and $2.26 per share, respectively)                       (120,914)          (591,176)
   Class C ($0.53 and $2.26 per share, respectively)                       (710,295)        (3,371,141)
------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                                $ (7,018,426)      $(22,241,871)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $159,698,277       $ 71,562,892
Reinvestment of distributions                                             5,118,322         16,040,144
Cost of shares repurchased                                             (100,841,301)       (99,229,942)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                           $ 63,975,298       $(11,626,906)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                          $(41,291,676)      $(14,371,520)
NET ASSETS:
Beginning of year                                                      $270,025,020        284,396,540
------------------------------------------------------------------------------------------------------
End of year                                                            $228,733,344       $270,025,020
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $         --       $         --
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     25

----------------------------------------------------------------------------------------------------
                                     '08 Shares     '08 Amount           '07 Shares     '07 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           6,887,177     $155,372,406          2,499,581     $ 68,685,310
Reinvestment of distributions           267,939       4,555,077             535,789       13,534,041
Less shares repurchased              (3,927,913)    (89,615,289)         (2,945,310)     (80,352,490)
----------------------------------------------------------------------------------------------------
   Net increase                       3,227,203     $70,312,194              90,060     $  1,866,861
====================================================================================================
Class B
Shares sold                              27,231     $   602,866              16,122     $    419,646
Reinvestment of distributions             5,607          91,005              16,797          409,344
Less shares repurchased                 (78,960)     (1,745,923)            (81,242)      (2,155,957)
----------------------------------------------------------------------------------------------------
   Net decrease                         (46,122)    $(1,052,052)            (48,323)    $ (1,326,967)
====================================================================================================
Class C
Shares sold                             184,960     $ 3,723,005             102,258     $  2,457,936
Reinvestment of distributions            31,149         472,240              91,964        2,096,759
Less shares repurchased                (457,162)     (9,480,089)           (666,900)     (16,721,495)
----------------------------------------------------------------------------------------------------
   Net decrease                        (241,053)    $(5,284,844)           (472,678)    $(12,166,800)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                         11/30/08    11/30/07    11/30/06    11/30/05   11/30/04(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  25.82    $  26.15    $  24.84    $  22.86    $ 19.62
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                     $  (0.13)   $  (0.25)   $  (0.23)   $  (0.18)   $ (0.14)
 Net realized and unrealized gain (loss) on investments                     (8.10)       2.18        2.27        2.37       3.38
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  (8.23)   $   1.93    $   2.04    $   2.19    $  3.24
Distributions to shareowners:
 Net realized gain                                                          (0.53)      (2.26)      (0.73)      (0.21)        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  (8.76)   $  (0.33)   $   1.31    $   1.98    $  3.24
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  17.06    $  25.82    $  26.15    $  24.84    $ 22.86
====================================================================================================================================
Total return*                                                              (31.86)%      7.57%       8.25%       9.64%     16.51%
Ratio of net expenses to average net assets+                                 1.40%       1.41%       1.40%       1.40%      1.79%
Ratio of net investment loss to average net assets+                         (0.70)%     (0.97)%     (0.91)%     (1.03)%    (1.49)%
Portfolio turnover rate                                                        37%         58%         29%         47%        24%
Net assets, end of period (in thousands)                                 $204,015    $225,402    $225,906    $208,017    $57,541
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                1.57%       1.53%       1.56%       1.44%      2.06%
 Net investment loss                                                        (0.86)%     (1.10)%     (1.07)%     (1.07)%    (1.75)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                1.40%       1.40%       1.40%       1.40%      1.79%
 Net investment loss                                                        (0.70)%     (0.96)%     (0.91)%     (1.03)%    (1.49)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     27

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended  Year Ended  Year Ended  Year Ended  2/17/04(a) to
                                                                        11/30/08    11/30/07    11/30/06    11/30/05     11/30/04
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $24.90      $25.52      $24.49      $22.74       $19.75
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                     $(0.40)     $(0.52)     $(0.54)     $(0.42)      $(0.09)
 Net realized and unrealized gain (loss) on investments                   (7.68)       2.16        2.30        2.38         3.08
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $(8.08)     $ 1.64      $ 1.76      $ 1.96       $ 2.99
Distributions to shareowners:
 Net realized gain                                                        (0.53)      (2.26)      (0.73)      (0.21)          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $(8.61)     $(0.62)     $ 1.03      $ 1.75       $ 2.99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $16.29      $24.90      $25.52      $24.49       $22.74
====================================================================================================================================
Total return*                                                             32.43)%      6.62%       7.22%       8.66%       15.14%***
Ratio of net expenses to average net assets+                               2.31%       2.32%       2.31%       2.30%       1%* *
Ratio of net investment loss to average net assets+                       (1.63)%     (1.88)%     (1.82)%     (1.93)%      (2.19)%**
Portfolio turnover rate                                                      37%         58%         29%         47%          24%***
Net assets, end of period (in thousands)                                 $3,805      $6,964      $8,371      $10,625      $5,949
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              2.40%       2.32%       2.38%       2.33%        2.51%**
 Net investment loss                                                      (1.72)%     (1.88)%     (1.89)%     (1.96)%      (2.19)%**
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.30%       2.30%       2.30%       2.30%        2.51%**
 Net investment loss                                                      (1.62)%     (1.86)%     (1.81)%     (1.93)%      (2.19)%**
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on February 17, 2004.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                                        11/30/08    11/30/07    11/30/06    11/30/05    11/30/04(a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $ 23.30     $ 23.99     $ 23.04     $ 21.39     $ 18.50
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                     $ (0.36)    $ (0.49)    $ (0.46)    $ (0.34)    $ (0.12)
 Net realized and unrealized gain (loss) on investments                    (7.20)       2.06        2.14        2.20        3.01
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (7.56)    $  1.57     $  1.68     $  1.86     $  2.89
Distributions to shareowners:
 Net realized gain                                                         (0.53)      (2.26)      (0.73)      (0.21)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (8.09)    $ (0.69)    $  0.95     $  1.65     $  2.89
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 15.21     $ 23.30     $ 23.99     $ 23.04     $ 21.39
====================================================================================================================================
Total return*                                                             (32.43)%      6.75%       7.33%       8.75%      15.62%
Ratio of net expenses to average net assets+                                2.27%       2.20%       2.20%       2.22%       2.57%
Ratio of net investment loss to average net assets+                        (1.59)%     (1.76)%     (1.72)%     (1.85)%     (2.26)%
Portfolio turnover rate                                                       37%         58%         29%         47%         24%
Net assets, end of period (in thousands)                                 $20,913     $37,659     $50,120     $62,059     $20,690
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.27%       2.20%       2.20%       2.22%       2.59%
 Net investment loss                                                       (1.59)%     (1.76)%     (1.72)%     (1.85)%     (2.28)%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.27%       2.19%       2.20%       2.22%       2.57%
 Net investment loss                                                       (1.59)%     (1.75)%     (1.72)%     (1.85)%     (2.26)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Effective February 13, 2004, PIM became the advisor of the Fund and simultaneously Oak Ridge LLC became the sub-advisor.

The accompanying notes are an integral part of these financial statements.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     29

Notes to Financial Statements | 11/30/08

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization") that was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares -- Class A, Class B, and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for Class A, Class B and Class C shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.


30    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value method pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     31

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Fund has elected to defer $3,796,097 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

   At November 30, 2008, the Fund has reclassified $2,049,012 to decrease accumulated net investment loss, $73 to decrease accumulated net realized loss on investments and $2,049,085 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                          2008              2007
--------------------------------------------------------------------------------
   Distributions paid from:
   Long-term capital gain                           $7,018,426       $22,241,871
--------------------------------------------------------------------------------
      Total                                         $7,018,426       $22,241,871
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Current year Post October loss deferred                        $  (3,796,097)
   Unrealized depreciation                                          (44,107,970)
--------------------------------------------------------------------------------
      Total                                                       $ (47,904,067)
================================================================================

  The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


32    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $7,196 in underwriting commissions on the sale of Class A shares for the year ended November 30, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, and Class C shares bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     33
   loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion. The management fees were equivalent to 0.85% of the average daily net assets for the period.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 30, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,484 in management fees, administrative costs and certain others fees payable to PIM at November 30, 2008.


34    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2008, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $397,565
 Class B                                                                   5,877
 Class C                                                                  37,976
--------------------------------------------------------------------------------
    Total                                                               $441,418
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $80,845 in transfer agent fees and shareholder communications expense payable to PIMSS at November 30, 2008.

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,146 in distribution fees payable to PFD at November 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. For the year ended November 30, 2008, CDSCs in the amount of $25,390 were paid to PFD.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     35

5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2008, the Fund's expenses were reduced by $11,709 under such arrangement.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $115 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $115 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on their respective borrowing limits. For the year ended November 30, 2008, the Fund had no borrowings under this agreement.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


36    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Report of Independent Registered Public Accounting Firm


To the Board of Trustees of Pioneer Series Trust I and Shareowners of Pioneer Oak Ridge Small Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Oak Ridge Small Cap Growth Fund, one of the series comprising Pioneer Series Trust I (the "Trust"), including the schedule of investments, as of November
30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Small Cap Growth Fund of Pioneer Series Trust I at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 23, 2009

       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     37

Approval of Investment Sub-Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended May 31, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


38    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2008 and in the second quintile of its Morningstar category for the three and five year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses

The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in most instances the fee rates for those separate accounts were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     39

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. They also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management and sub-advisory fee schedules and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared with the Fund.

Other Benefits

The Trustees considered the other benefits to the sub-adviser from its relationship with the Fund, including the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to the sub-adviser by virtue of its relationship with the Fund and certain of the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


40    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Trustees, Officers and Service Providers


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     41

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service          Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office         During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 2003.        Deputy Chairman and a          None
                            Trustee and President    Serves until a successor   Director of Pioneer Global
                                                     trustee is elected or      Asset Management S.p.A.
                                                     earlier retirement or      ("PGAM"); Non-Executive
                                                     removal.                   Chairman and a Director of
                                                                                Pioneer Investment
                                                                                Management USA Inc.
                                                                                ("PIM-USA"); Chairman and a
                                                                                Director of Pioneer;
                                                                                Chairman and Director of
                                                                                Pioneer Institutional Asset
                                                                                Management, Inc. (since
                                                                                2006); Director of Pioneer
                                                                                Alternative Investment
                                                                                Management Limited (Dublin);
                                                                                President and a Director of
                                                                                Pioneer Alternative Invest-
                                                                                ment Management (Bermuda)
                                                                                Limited and affiliated
                                                                                funds; Director of PIOGLOBAL
                                                                                Real Estate Investment Fund
                                                                                (Russia) (until June 2006);
                                                                                Director of Nano-C, Inc.
                                                                                (since 2003); Director of
                                                                                Cole Management Inc. (since
                                                                                2004); Director of Fiduciary
                                                                                Counseling, Inc.; President
                                                                                and Director of Pioneer
                                                                                Funds Distributor, Inc.
                                                                                ("PFD") (until May 2006);
                                                                                President of all of the
                                                                                Pioneer Funds; and Of
                                                                                Counsel, Wilmer Cutler
                                                                                Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2008.        Director, CEO and President    None
                            Vice President           Serves until a successor   of Pioneer Investment
                                                     trustee is elected or      Management USA Inc. (since
                                                     earlier retirement or      February 2007); Director and
                                                     removal.                   President of Pioneer
                                                                                Investment Management, Inc.
                                                                                and Pioneer Institutional
                                                                                Asset Management, Inc.
                                                                                (since February 2007);
                                                                                Executive Vice President of
                                                                                all of the Pioneer Funds
                                                                                (since March 2007); Director
                                                                                of Pioneer Global Asset
                                                                                Management S.p.A. (since
                                                                                April 2007); Head of New
                                                                                Markets Division, Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.


42    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Independent Trustees

---------------------------------------------------------------------------------------------------------------------
                     Position Held    Length of Service          Principal Occupation           Other Directorships
 Name and Age        with the Fund    and Term of Office         During Past Five Years         Held by this Trustee
---------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.        Executive Vice President and   Director of
                                      Serves until a successor   Chief Financial Officer,       Enterprise Com-
                                      trustee is elected or      I-trax, Inc. (publicly         munity Investment,
                                      earlier retirement or      traded health care services    Inc. (privately-held
                                      removal.                   company) (2004 - 2007);        affordable housing
                                                                 Partner, Federal City          finance company);
                                                                 Capital Advisors (boutique     and Director of New
                                                                 merchant bank) (1997 to 2004   York Mortgage Trust
                                                                 and 2008 - present); and       (publicly traded
                                                                 Executive Vice President       mortgage REIT)
                                                                 and Chief Financial Officer,
                                                                 Pedestal Inc.
                                                                 (internet-based mortgage
                                                                 trading company) (2000 -
                                                                 2002)
---------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 2003.        President, Bush                Director of Marriott
                                      Serves until a successor   International, LLC             International,
                                      trustee is elected or      (international financial       Inc., Director of
                                      earlier retirement or      advisory firm)                 Discover Financial
                                      removal.                                                  Services (credit
                                                                                                card issuer and
                                                                                                electronic payment
                                                                                                services); Director
                                                                                                of Briggs & Stratton
                                                                                                Co. (engine
                                                                                                manufacturer);
                                                                                                Director of UAL
                                                                                                Corporation (airline
                                                                                                holding company)
                                                                                                Director of Mantech
                                                                                                International
                                                                                                Corporation
                                                                                                (national security,
                                                                                                defense, and intel-
                                                                                                ligence technology
                                                                                                firm); and Member,
                                                                                                Board of Governors,
                                                                                                Investment Company
                                                                                                Institute
---------------------------------------------------------------------------------------------------------------------


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     43

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service          Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office         During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee                  Trustee since 2008.        Professor, Harvard             Trustee, Mellon
                                                     Serves until a successor   University                     Institutional Funds
                                                     trustee is elected or                                     Investment Trust and
                                                     earlier retirement or                                     Mellon Institutional
                                                     removal                                                   Funds Master
                                                                                                               Portfolio (oversees
                                                                                                               17 portfolios in
                                                                                                               fund complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee                  Trustee since 2003.        Founding Director,             None
                                                     Serves until a successor   Vice-President and Corporate
                                                     trustee is elected or      Secretary, The Winthrop
                                                     earlier retirement or      Group, Inc. (consulting
                                                     removal.                   firm); and Desautels Faculty
                                                                                of Management, McGill
                                                                                University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee                  Trustee since 2006.        Chief Executive Officer,       None
                                                     Serves until a successor   Quadriserv, Inc. (2008 -
                                                     trustee is elected or      present) (technology
                                                     earlier retirement or      products for securities
                                                     removal.                   lending industry); Private
                                                                                investor (2004 - 2008); and
                                                                                Senior Executive Vice
                                                                                President, The Bank of New
                                                                                York (financial and
                                                                                securities services) (1986 -
                                                                                2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee                  Trustee since 2003.        President and Chief            Director of New
                                                     Serves until a successor   Executive Officer, Newbury,    America High Income
                                                     trustee is elected or      Piret & Company, Inc.          Fund, Inc.
                                                     earlier retirement or      (investment banking firm)      (closed-end
                                                     removal.                                                  investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Trustee                  Trustee since 2008.        Senior Counsel, Sullivan &     Director, The Swiss
                                                     Serves until a successor   Cromwell LLP (law firm)        Helvetia Fund, Inc.
                                                     trustee is elected or                                     (closed-end
                                                     earlier retirement or                                     investment company)
                                                     removal.
------------------------------------------------------------------------------------------------------------------------------------


44    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service          Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office         During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)    Secretary                Since 2003. Serves at      Secretary of PIM-USA; Senior   None
                                                     the discretion of the      Vice President - Legal of
                                                     Board                      Pioneer; Secretary/Clerk of
                                                                                most of PIM-USA's
                                                                                subsidiaries; and Secretary
                                                                                of all of the Pioneer Funds
                                                                                since September 2003
                                                                                (Assistant Secretary from
                                                                                November 2000 to September
                                                                                2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)  Assistant Secretary      Since 2003. Serves at      Associate General Counsel of   None
                                                     the discretion of the      Pioneer since January 2008
                                                     Board                      and Assistant Secretary of
                                                                                all of the Pioneer Funds
                                                                                since September 2003; Vice
                                                                                President and Senior Counsel
                                                                                of Pioneer from July 2002 to
                                                                                December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)        Treasurer                Since 2008. Serves at      Vice President - Fund          None
                                                     the discretion of the      Accounting, Administration
                                                     Board                      and Controllership
                                                                                Services of Pioneer; and
                                                                                Treasurer of all of the
                                                                                Pioneer Funds since March
                                                                                2008; Deputy Treasurer of
                                                                                Pioneer from March 2004 to
                                                                                February 2008; Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds from March
                                                                                2004 to February 2008; and
                                                                                Treasurer and Senior Vice
                                                                                President, CDC IXIS Asset
                                                                                Management Services from
                                                                                2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)       Assistant Treasurer      Since 2003. Serves at      Assistant Vice President -     None
                                                     the discretion of the      Fund Accounting,
                                                     Board                      Administration and
                                                                                Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)          Assistant Treasurer      Since 2003. Serves at      Fund Accounting Manager -      None
                                                     the discretion of the      Fund Accounting,
                                                     Board                      Administration and
                                                                                Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     45

------------------------------------------------------------------------------------------------------------------------------------
                              Position Held              Length of Service      Principal Occupation           Other Directorships
Name and Age                  with the Fund              and Term of Office     During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at  Fund Administration Manager    None
                                                         the discretion of the  - Fund Accounting,
                                                         Board                  Administration and
                                                                                Controllership Services
                                                                                since June 2003 and
                                                                                Assistant Treasurer of all
                                                                                of the Pioneer Funds since
                                                                                September 2003; Assistant
                                                                                Vice President - Mutual Fund
                                                                                Operations of State Street
                                                                                Corporation from June 2002
                                                                                to June 2003 (formerly
                                                                                Deutsche Bank Asset
                                                                                Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves     Chief Compliance Officer of    None
                                                         at the discretion of   Pioneer since December 2006
                                                         the Board              and of all the Pioneer Funds
                                                                                since January 2007; Vice
                                                                                President and Compliance
                                                                                Officer, MFS Investment
                                                                                Management (August 2005 to
                                                                                December 2006); Consultant,
                                                                                Fidelity Investments
                                                                                (February 2005 to July
                                                                                2005); Independent
                                                                                Consultant (July 1997 to
------------------------------------------------------------------------------------------------------------------------------------


46    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

                           This page for your notes.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     47

                           This page for your notes.


48    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

                           This page for your notes.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     49

                           This page for your notes.


50    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

                           This page for your notes.


       Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08     51

                           This page for your notes.


52    Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $66,600 in 2008 and approximately $61,800 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended November 30, 2008 and 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $16,580 in 2008 and $15,640 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended November 30, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $16,580 in 2008 and $15,640 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.